Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Communications (0.0%)
SES SA - Contingent Value Rights *,Æ	9,447	141

Total		141

Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. *	11,548	3

Total		3

Financials (0.1%)
ADLER Group SA *,Æ	1,562,614	–
DrillCo Holding Lux SA - Class B *,Æ,d	2,686	62
DrillCo Holding Lux SA - Class C *,Æ,d	24,180	556

Total		618

Health Care (0.0%)
AmSurg Corp. *,Æ,d	9,484	417

Total		417

Real Estate (0.0%)
Corestate Capital Holding SA *,Æ,d	421,967	–	π
Kaisa Group Holdings, Ltd. *	3,473,633	41

Total		41

Total Common Stocks (Cost: $1,106)		1,220

Corporate Bonds (37.2%)
Basic Materials (0.9%)
ALROSA Finance SA
3.100%, 6/25/27 144A Æ,j	8,500,000	425
4.650%, 4/9/24 144A Æ,j	500,000	25
Carpenter Technology Corp. 5.625%, 3/1/34 144A	1,300,000	1,288
Celanese US Holdings LLC 6.879%, 7/15/32	500,000	522
Cerdia Finanz GmbH 9.375%, 10/3/31 144A	1,300,000	1,288
Ingevity Corp. 3.875%, 11/1/28 144A	675,000	648
MMK International Capital DAC 4.375%, 6/13/24 144A Æ,j	1,400,000	70
OCP SA 6.700%, 3/1/36 144A	1,325,000	1,358
Olympus Water US Holding Corp. 4.250%, 10/1/28 144A	1,200,000	1,146
Sasol Financing USA LLC 6.500%, 9/27/28	2,000,000	2,019
8.750%, 4/10/33 144A	1,600,000	1,600
Vedanta Resources Finance II PLC 9.125%, 10/15/32 144A	1,200,000	1,207
W.R. Grace Holdings LLC 7.000%, 8/1/33 144A	800,000	777

Total		12,373

Communications (4.2%)
Altice France SA 9.500%, 11/1/29 144A	1,067,074	1,078
AT&T, Inc. 3.500%, 9/15/53	237,000	155

Corporate Bonds (37.2%)	Shares/Par +	Value $ (000’s)
Communications continued
3.650%, 9/15/59	4,663,000	3,022
3.800%, 12/1/57	115,000	78
Beignet Investor LLC
6.581%, 5/30/49 144A	3,470,000	3,568
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,279
4.500%, 6/1/33 144A	800,000	696
7.000%, 2/1/33 144A ß	1,600,000	1,604
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 4/1/51	300,000	186
3.850%, 4/1/61	1,800,000	1,051
4.200%, 3/15/28	1,700,000	1,685
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc. 6.500%, 7/1/32 144A ß	1,200,000	1,046
EchoStar Corp. 10.750%, 11/30/29	700,000	756
Gray Media, Inc. 9.625%, 7/15/32 144A	1,200,000	1,200
ION Platform Finance US, Inc. / ION Platform Finance SARL 8.750%, 5/1/29 144A	1,100,000	1,023
Level 3 Financing, Inc. 7.000%, 3/31/34 144A	1,100,000	1,126
Neptune Bidco US, Inc. 9.500%, 2/15/33 144A	900,000	873
Nexstar Media, Inc.
6.500%, 9/15/33 144A	1,025,000	1,033
7.250%, 4/15/34 144A	500,000	501
NTT Finance Corp. 4.620%, 7/16/28 144A	1,200,000	1,205
Paramount Global
4.600%, 1/15/45	2,200,000	1,314
4.900%, 8/15/44	400,000	249
Sirius XM Radio LLC 4.000%, 7/15/28 144A	400,000	386
Snap, Inc. 6.875%, 3/15/34 144A	2,500,000	2,351
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	520,000	523
Sunrise FinCo I BV 4.875%, 7/15/31 144A	725,000	690
SV RNO Property Owner 1 LLC 5.875%, 3/1/31 144A	1,400,000	1,384
T-Mobile USA, Inc.
4.700%, 1/15/35	2,000,000	1,934
5.050%, 7/15/33	750,000	755
5.650%, 1/15/53	1,000,000	946
Uber Technologies, Inc. 4.800%, 9/15/34	1,100,000	1,077
Univision Communications, Inc. 9.375%, 8/1/32 144A	1,200,000	1,237

Multi-Sector Bond Portfolio

Corporate Bonds (37.2%)	Shares/Par +	Value $ (000’s)
Communications continued
Verizon Communications, Inc. 2.355%, 3/15/32	2,725,000	2,378
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,376
4.250%, 1/15/30 GBP §,∞	3,200,000	3,743
4.500%, 8/15/30 144A	800,000	709
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞	3,100,000	3,839
4.500%, 7/15/31 GBP §,∞	400,000	444
4.750%, 7/15/31 144A	1,100,000	946
Vodafone Group PLC 7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79 α	1,700,000	1,749
VZ Secured Financing BV 7.500%, 1/15/33 144A	4,600,000	4,336
Windstream Services LLC / Windstream Escrow Finance Corp. 8.250%, 10/1/31 144A	1,000,000	1,045

Total		57,576

Consumer, Cyclical (3.9%)
1011778 BC ULC / New Red Finance, Inc. 5.625%, 9/15/29 144A	1,500,000	1,503
Advance Auto Parts, Inc. 7.000%, 8/1/30 144A	1,600,000	1,621
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	421,746	427
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	113,773	114
Allwyn Entertainment Financing UK PLC
4.625%, 8/15/31 144A EUR ∞,ß	900,000	997
7.875%, 4/30/29 144A	809,000	827
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	131,739	131
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	237,043	234
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	603,020	595
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	653,492	632
British Airways Pass-Through Trust, Series 2021-1, Class A 2.900%, 9/15/36 144A	312,849	287
Carnival Corp. 4.000%, 8/1/28 144A	3,300,000	3,222
Carvana Co. 9.000%, 6/1/30 144A	1,225,000	1,274
Cirsa Finance International SARL
4.875%, 10/15/31 EUR §,∞	600,000	683
5.150%, (EURIBOR 3 Month ACT/360 plus 3.000%), 10/15/32 EUR §,∞	800,000	920
Cyprium Corp. / Cyprium Holdings Luxembourg SARL 6.125%, 4/15/31 144A	1,400,000	1,380

Corporate Bonds (37.2%)	Shares/Par +	Value $ (000’s)
Consumer, Cyclical continued
Discovery Global Holdings, Inc.
4.279%, 3/15/32 ß	800,000	708
5.050%, 3/15/42	1,600,000	1,054
Flutter Treasury DAC
5.875%, 6/4/31 144A	1,100,000	1,090
6.375%, 4/29/29 144A	1,200,000	1,222
Ford Motor Credit Co. LLC
3.625%, 6/17/31	2,400,000	2,163
3.815%, 11/2/27	300,000	294
7.200%, 6/10/30	25,000	26
7.350%, 11/4/27	50,000	52
7.350%, 3/6/30	25,000	26
Hilton Domestic Operating Co., Inc. 3.625%, 2/15/32 144A	2,300,000	2,090
IHO Verwaltungs GmbH 6.375%, 5/15/29 144A	1,800,000	1,799
Intralot Capital Luxembourg SA 6.750%, 10/15/31 EUR §,∞,ß	1,400,000	1,546
JetBlue Airways Corp. 4.000%, 5/15/34	605,534	574
JetBlue Airways Corp. / JetBlue Loyalty LP 9.875%, 9/20/31 144A	600,000	567
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,200,000	1,316
Las Vegas Sands Corp. 3.900%, 8/8/29	100,000	96
Lithia Motors, Inc. 5.500%, 10/1/30 144A	1,100,000	1,078
Marriott International, Inc. 5.500%, 4/15/37	1,400,000	1,394
Michaels Stores, Inc. 8.500%, 3/15/33 144A	500,000	487
Mitchells & Butlers Finance PLC
4.302%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	451,748	582
4.357%, (US SOFR plus 0.712%), 12/15/30 §	82,136	79
6.469%, 9/15/32 GBP §,∞	200,000	265
Nissan Motor Co., Ltd. 4.345%, 9/17/27 144A	3,500,000	3,403
Qnity Electronics, Inc.
5.750%, 8/15/32 144A	300,000	300
6.250%, 8/15/33 144A	400,000	404
QXO Building Products, Inc. 6.750%, 4/30/32 144A	1,300,000	1,326
Renault SA 2.375%, 5/25/26 EUR §,∞	1,200,000	1,384
Sands China, Ltd.
2.300%, 3/8/27	400,000	390
3.250%, 8/8/31	1,100,000	995
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100%, 10/1/29	1,259,988	1,237
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	428,907	429
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	72,528	70

Multi-Sector Bond Portfolio

Corporate Bonds (37.2%)	Shares/Par +	Value $ (000’s)
Consumer, Cyclical continued
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	944,258	960
United Airlines Pass-Through Trust, Series 2023-1, Class A 5.800%, 7/15/37	3,369,324	3,468
Viking Cruises, Ltd. 9.125%, 7/15/31 144A	425,000	448
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 6.250%, 3/15/33 144A	1,700,000	1,682
ZF Finance GmbH 3.750%, 9/21/28 EUR §,∞	2,000,000	2,238
ZF North America Capital, Inc. 7.500%, 3/24/31 144A	1,625,000	1,596

Total		53,685

Consumer, Non-cyclical (3.4%)
1261229 BC, Ltd. 10.000%, 4/15/32 144A	575,000	589
Abertis Infraestructuras SA 3.375%, 11/27/26 GBP §,∞	600,000	786
Amgen, Inc. 5.650%, 3/2/53	1,000,000	969
Ashtead Capital, Inc. 5.800%, 4/15/34 144A	1,000,000	1,019
Bacardi, Ltd. 4.700%, 5/15/28 144A	1,300,000	1,299
Bausch & Lomb Corp. 8.375%, 10/1/28 144A	700,000	723
Bayer US Finance LLC
6.125%, 11/21/26 144A	2,100,000	2,119
6.375%, 11/21/30 144A	175,000	184
Belron UK Finance PLC 5.750%, 10/15/29 144A	500,000	503
Block, Inc.
5.625%, 8/15/30 144A	900,000	895
6.500%, 5/15/32	2,700,000	2,725
Centene Corp.
2.500%, 3/1/31	1,000,000	839
4.250%, 12/15/27	109,000	107
4.625%, 12/15/29	1,989,000	1,888
Cheplapharm Arzneimittel GmbH 7.500%, 5/15/30 EUR §,∞	600,000	699
CHS / Community Health Systems, Inc.
6.000%, 1/15/29 144A	700,000	692
10.875%, 1/15/32 144A	260,500	279
CommonSpirit Health 4.975%, 9/1/35	1,100,000	1,073
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	199
CVS Pass-Through Trust
4.704%, 1/10/36 144A	287,076	271
5.926%, 1/10/34 144A	458,060	467
7.507%, 1/10/32 144A	42,047	44
DCLI Bidco LLC 7.750%, 11/15/29 144A	550,000	556
Flora Food Management BV 6.875%, 7/2/29 EUR §,∞	1,400,000	1,518
7.500%, 10/31/30 144A EUR ∞	700,000	801

Corporate Bonds (37.2%)	Shares/Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Froneri Lux FinCo SARL 4.750%, 8/1/32 EUR §,∞	1,200,000	1,310
Global Medical Response, Inc. 7.375%, 10/1/32 144A	900,000	935
HCA, Inc.
4.625%, 3/15/52	300,000	239
4.900%, 11/15/35	1,100,000	1,063
5.200%, 6/1/28	1,750,000	1,776
5.250%, 3/1/30	1,200,000	1,225
ION Platform Finance US, Inc. 7.875%, 9/30/32 144A â	1,000,000	774
IQVIA, Inc. 5.700%, 5/15/28	1,700,000	1,733
Kraft Heinz Foods Co. 4.375%, 6/1/46	1,500,000	1,173
LifePoint Health, Inc. 11.000%, 10/15/30 144A	500,000	538
Mars, Inc. 5.000%, 3/1/32 144A	800,000	809
National Mentor Holdings, Inc. 10.500%, 12/15/30 144A	1,500,000	1,548
Nidda Healthcare Holding GmbH 5.625%, 2/21/30 EUR §,∞	1,300,000	1,500
Picard Groupe SAS 6.375%, 7/1/29 EUR §,∞	900,000	1,052
Post Holdings, Inc. 6.500%, 3/15/36 144A	2,700,000	2,644
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/27 144A	1,350,000	1,314
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 6.250%, 4/1/29 144A	1,600,000	1,603
Sartorius Finance BV 4.500%, 9/14/32 EUR §,∞	1,600,000	1,893
Star Parent, Inc. 9.000%, 10/1/30 144A	1,300,000	1,347

Total		45,720

Energy (7.3%)
Azule Energy Finance PLC 8.250%, 1/22/31 144A	1,300,000	1,309
Chord Energy Corp.
6.000%, 10/1/30 144A	800,000	811
6.750%, 3/15/33 144A	1,300,000	1,342
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500%, 6/15/31 144A	1,000,000	975
DT Midstream, Inc. 5.800%, 12/15/34 144A	1,400,000	1,437
Ecopetrol SA 4.625%, 11/2/31	300,000	267
8.375%, 1/19/36	500,000	507
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	234
Enbridge, Inc. 5.700%, 3/8/33	900,000	932
Energy Transfer LP
3.750%, 5/15/30	200,000	193
4.950%, 5/15/28	625,000	630
5.000%, 5/15/50	200,000	166
5.250%, 4/15/29	100,000	102

Multi-Sector Bond Portfolio

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Energy continued
6.050%, 6/1/41	100,000	100
6.500%, 2/1/42	300,000	313
6.625%, 10/15/36	500,000	540
7.500%, 7/1/38	1,700,000	1,948
Eni SpA 5.500%, 5/15/34 144A	1,300,000	1,332
EQT Corp. 4.500%, 1/15/29	531,000	530
Expand Energy Corp. 4.750%, 2/1/32	1,700,000	1,656
Flex Intermediate Holdco LLC 3.363%, 6/30/31 144A	1,400,000	1,275
Genesis Energy LP / Genesis Energy Finance Corp.
6.750%, 3/15/34	1,300,000	1,294
8.250%, 1/15/29	825,000	852
Greensaif Pipelines Bidco SARL
5.853%, 2/23/36 144A	2,900,000	2,906
6.129%, 2/23/38 §	1,300,000	1,315
Howard Midstream Energy Partners LLC 6.625%, 1/15/34 144A	1,250,000	1,255
KazMunayGas National Co. JSC
5.375%, 4/24/30 §	600,000	606
5.750%, 4/19/47 §	527,000	489
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	1,682,000	1,800
Matador Resources Co. 6.250%, 4/15/33 144A	2,000,000	2,002
MPLX LP 4.250%, 12/1/27	800,000	798
NGPL PipeCo LLC 7.768%, 12/15/37 144A	1,000,000	1,158
Noble Finance II LLC 8.000%, 4/15/30 144A	1,600,000	1,647
NuStar Logistics LP 5.625%, 4/28/27	1,400,000	1,403
ONEOK, Inc. 5.050%, 11/1/34	975,000	948
Orlen SA 6.000%, 1/30/35 144A	600,000	610
Permian Resources Operating LLC 7.000%, 1/15/32 144A	925,000	958
Pertamina Persero PT 6.500%, 11/7/48 144A	4,300,000	4,340
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,666,000	2,215
5.500%, 4/12/37 §,j	5,734,000	1,916
6.000%, 5/16/49 §,j	443,000	151
9.750%, 5/17/35 §,j	16,000	7
Petroleos del Peru SA 5.625%, 6/19/47 §	2,750,000	1,928
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	466,000	531
4.750%, 2/26/29 EUR §,∞	3,000,000	3,444
5.625%, 1/23/46	378,000	276
5.950%, 1/28/31	2,400,000	2,295
6.350%, 2/12/48	1,700,000	1,301
6.625%, 6/15/38	2,000,000	1,797
6.700%, 2/16/32	536,000	525
6.750%, 9/21/47	6,000,000	4,788

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Energy continued
7.690%, 1/23/50	2,580,000	2,234
PRIO Luxembourg Holding SARL 6.750%, 10/15/30 144A	1,400,000	1,362
QatarEnergy LNG S3 5.838%, 9/30/27 144A	682,640	682
Rio Oil Finance Trust 9.750%, 1/6/27 §	81,777	83
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	700,000	695
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	655
Seadrill Finance, Ltd. 8.375%, 8/1/30 144A	1,500,000	1,551
SM Energy Co. 9.625%, 6/15/33 144A	700,000	773
Sonangol Finance, Ltd. 1.000%, 1/29/31 144A	1,500,000	1,490
Sunoco LP 5.625%, 3/15/31 144A	1,500,000	1,493
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/28 144A	775,000	768
TGS ASA 8.500%, 1/15/30 144A	1,000,000	1,045
Transocean Aquila, Ltd. 8.000%, 9/30/28 144A	676,923	693
Valaris, Ltd. 8.375%, 4/30/30 144A	600,000	622
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29 144A	2,700,000	2,566
3.875%, 11/1/33 144A	1,600,000	1,418
Venture Global LNG, Inc.
7.000%, 1/15/30 144A	2,200,000	2,246
8.375%, 6/1/31 144A	1,900,000	1,976
9.500%, 2/1/29 144A	2,300,000	2,487
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 144A	1,000,000	1,028
6.500%, 1/15/34 144A	3,200,000	3,336
6.750%, 1/15/36 144A	500,000	530
Weatherford International, Ltd. 6.750%, 10/15/33 144A	1,600,000	1,635
Woodside Finance, Ltd. 5.100%, 9/12/34	2,100,000	2,067
Yinson Boronia Production BV
8.947%, 7/31/42 144A	2,355,791	2,550
8.947%, 7/31/42 §	582,876	631

Total		98,770

Financial (11.0%)
Abu Dhabi Development Holding Co. PJSC 5.375%, 5/8/29 144A	1,900,000	1,930
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 7/21/27	500,000	495
4.625%, 10/15/27	500,000	501
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000%, 1/15/31 144A	1,200,000	1,210
Ally Financial, Inc. 8.000%, 11/1/31	3,271,000	3,627

Multi-Sector Bond Portfolio

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
American Tower Corp. 5.900%, 11/15/33	1,200,000	1,257
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	245
Ares Capital Corp. 2.875%, 6/15/28	1,200,000	1,133
Ares Strategic Income Fund 6.200%, 3/21/32	1,400,000	1,372
Athene Global Funding 5.339%, 1/15/27 144A	1,500,000	1,509
Avilease Capital, Ltd. 4.750%, 11/12/30 144A	1,200,000	1,168
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 144A	471,000	455
4.850%, 4/1/33 144A	1,500,000	1,437
4.950%, 10/15/32 144A	700,000	682
Banca Monte dei Paschi di Siena SpA 7.708%, (EURIBOR ICE 5 Year Swap Rate plus 5.005%), 1/18/28 EUR §,∞,α	3,800,000	4,663
Banco Bilbao Vizcaya Argentaria SA 6.138%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.700%), 9/14/28 α	900,000	920
Banco BTG Pactual SA 6.250%, 4/8/29 144A	1,500,000	1,513
Banco do Brasil SA 8.500%, 7/29/26 MXN §,∞	22,000,000	1,238
Banco Internacional del Peru SAA Interbank 4.800%, 7/15/31 144A	1,200,000	1,180
Bank Hapoalim, Ltd.
4.722%, 7/14/29 144A §	800,000	790
5.252%, 1/14/33 144A §	400,000	395
Bank of America Corp.
5.468%, (US SOFR plus 1.650%), 1/23/35 α	1,900,000	1,940
5.511%, (US SOFR plus 1.310%), 1/24/36 α	1,800,000	1,836
Barclays PLC
5.501%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 8/9/28 α	2,350,000	2,377
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33 α	500,000	559
Blue Owl Finance LLC 6.250%, 4/18/34	1,200,000	1,154
BPCE SA 4.760%, (US SOFR plus 1.267%), 1/13/32 144A α	1,600,000	1,578
Brandywine Operating Partnership LP 8.875%, 4/12/29	25,000	25
Burford Capital Global Finance LLC 7.500%, 7/15/33 144A	1,500,000	1,249
CaixaBank SA 5.673%, (US SOFR plus 1.780%), 3/15/30 144A α	1,300,000	1,336
Cantor Fitzgerald LP 7.200%, 12/12/28 144A	1,200,000	1,247
Chubb INA Holdings LLC 0.875%, 6/15/27 EUR ∞	200,000	226

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
CI Financial Corp. 7.500%, 5/30/29 144A	1,100,000	1,154
CIMA Finance DAC 2.950%, 9/5/29 §	759,834	707
Citadel LP 6.375%, 1/23/32 144A	1,200,000	1,244
Citadel Securities Global Holdings LLC 5.750%, 3/27/36 144A	1,000,000	987
Corestate Capital Holding SA 10.000%, 12/31/26 EUR ∞,Þ	148,405	154
CoStar Group, Inc. 2.800%, 7/15/30 144A	1,500,000	1,356
Credicorp Capital Sociedad Titulizadora SA
9.700%, 3/5/45 144A PEN ∞	1,700,000	516
10.100%, 12/15/43 144A PEN §,∞	13,000,000	4,025
Deutsche Bank AG 3.729%, (US SOFR plus 2.757%), 1/14/32 α	1,550,000	1,440
5.882%, (US SOFR plus 5.438%), 7/8/31 α	300,000	306
Encore Capital Group, Inc.
6.625%, 4/15/31 144A	1,200,000	1,194
8.500%, 5/15/30 144A	700,000	740
9.250%, 4/1/29 144A	1,200,000	1,256
Equinix Europe 2 Financing Corp. LLC 4.600%, 11/15/30	2,900,000	2,873
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	188
Freedom Mortgage Corp. 6.625%, 1/15/27 144A	500,000	499
Freedom Mortgage Holdings LLC
6.875%, 5/1/31 144A	1,100,000	1,028
8.375%, 4/1/32 144A	350,000	344
FS KKR Capital Corp.
3.125%, 10/12/28	900,000	822
6.125%, 1/15/31	1,600,000	1,501
GLP Capital LP / GLP Financing II, Inc.
5.625%, 3/1/36	1,500,000	1,459
5.750%, 6/1/28	400,000	406
5.750%, 11/1/37	1,700,000	1,645
goeasy, Ltd.
6.875%, 5/15/30 144A	450,000	373
6.875%, 2/15/31 144A	25,000	20
9.250%, 12/1/28 144A	225,000	209
The Goldman Sachs Group, Inc.
4.148%, (US SOFR plus 0.710%), 1/21/29 α	2,300,000	2,286
5.016%, (US SOFR plus 1.420%), 10/23/35 α	1,200,000	1,178
5.330%, (US SOFR plus 1.550%), 7/23/35 á	200,000	201
6.484%, (US SOFR plus 1.770%), 10/24/29 α	200,000	209
GSG Bidco, Ltd. 4.700%, 6/15/31 144A EUR ∞	1,100,000	1,261
HPS Corporate Lending Fund 4.900%, 9/11/28 144A	1,000,000	974
HSBC Holdings PLC 3.973%, (US SOFR 3 Month plus 1.872%), 5/22/30 α	1,450,000	1,420

Multi-Sector Bond Portfolio

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
ING Groep NV 5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ,α,	1,800,000	1,798
Intesa Sanpaolo SpA
4.000%, 9/23/29 144A	200,000	196
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞,α,Ψ	1,025,000	1,186
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞,α,Ψ	450,000	525
Jane Street Group / JSG Finance, Inc.
6.125%, 11/1/32 144A	1,600,000	1,582
6.750%, 5/1/33 144A	1,300,000	1,319
7.125%, 4/30/31 144A	1,900,000	1,953
JPMorgan Chase & Co.
5.294%, (US SOFR plus 1.460%), 7/22/35 α	2,000,000	2,025
5.336%, (US SOFR plus 1.620%), 1/23/35 α	1,300,000	1,320
5.581%, (US SOFR plus 1.160%), 4/22/30 α	1,200,000	1,237
Kaisa Group Holdings, Ltd.
5.000%, 11/30/27 144A	9,927	1
5.000%, 11/30/27 §	40,291	3
6.250%, 12/28/28 144A Þ	102,368	2
6.500%, 12/28/29 144A Þ	171,371	3
6.750%, 12/28/30 144A Þ	206,557	3
7.000%, 12/28/31 144A Þ	311,201	5
7.250%, 12/28/32 144A Þ	292,867	4
7.721%, 12/28/27 144A Þ	70,024	1
Kilroy Realty LP 5.875%, 10/15/35	850,000	819
Kona SPC, Ltd. 5.718%, 9/15/26 EUR §,∞,Æ	1,000,000	1,163
Lazard Group LLC 6.000%, 3/15/31	1,200,000	1,247
Lloyds Banking Group PLC 4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33 α	200,000	199
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	688
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	115
Mitsubishi UFJ Financial Group, Inc. 5.574%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 1/16/36 α	1,000,000	1,023
Morgan Stanley
4.654%, (US SOFR plus 1.100%), 10/18/30 α	1,800,000	1,799
5.466%, (US SOFR plus 1.730%), 1/18/35 α	2,000,000	2,033
National Health Investors, Inc. 5.350%, 2/1/33	1,400,000	1,376
New Immo Holding SA
3.250%, 7/23/27 EUR §,∞	1,000,000	1,133
4.875%, 12/8/28 EUR §,∞	1,200,000	1,355
Newmark Group, Inc. 7.500%, 1/12/29	1,200,000	1,258

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
Nomura Holdings, Inc. 5.594%, 7/2/27	1,000,000	1,012
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	1,079
4.000%, 9/15/30	700,000	632
6.625%, 1/15/28	1,300,000	1,309
6.625%, 5/15/29	2,000,000	2,002
Panama Infrastructure Receivable Purchaser PLC 0.000%, 4/5/32 144A PO	2,900,000	2,268
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	1,800,000	1,806
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	199
Rocket Companies, Inc.
6.125%, 8/1/30 144A	900,000	908
7.125%, 2/1/32 144A	1,300,000	1,340
Sammons Financial Group, Inc. 6.875%, 4/15/34 144A	1,500,000	1,588
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 α	800,000	726
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 α	3,475,000	3,430
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,Æ,φ,Ψ	4,500,000	225
Sixth Street Lending Partners 5.750%, 1/15/30	1,200,000	1,182
Starwood Property Trust, Inc. 5.750%, 1/15/31 144A	1,100,000	1,086
Synchrony Financial 5.450%, (US SOFR plus 1.680%), 3/6/31 α	475,000	475
Takeoff Merger Sub, Inc. 4.500%, 3/24/29 144A	1,400,000	1,391
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	85,022	110
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞,ß	2,363,112	2,950
Titanium 2L Bondco SARL 6.250%, 1/14/31 EUR ∞	8,785,200	1,472
Trust 2401 7.375%, 2/13/34 144A	854,000	903
Trust Fibra Uno
6.390%, 1/15/50 144A	100,000	90
7.375%, 2/13/34 144A	346,000	366
Turkiye Is Bankasi AS, Series 2024-H 6.553%, (US SOFR 3 Month plus 2.910%), 11/15/34 Æ,δ	1,250,000	1,219
UBS Group AG
5.428%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.520%), 2/8/30 144A α	1,200,000	1,226
5.699%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.770%), 2/8/35 144A α	1,300,000	1,333
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	850,000	861

Multi-Sector Bond Portfolio

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
UniCredit SpA 7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A a	3,700,000	3,894
VakifBank DPR, Series 2025-E, Class 4A2 6.833%, 3/15/35 Æ,d	2,000,000	2,022
VFH Parent LLC / Valor Co-Issuer, Inc. 7.500%, 6/15/31 144A	900,000	925
VICI Properties LP 5.750%, 4/1/34	2,600,000	2,624
Wells Fargo & Co. 4.808%, (US SOFR plus 1.980%), 7/25/28 a	700,000	703
5.574%, (US SOFR plus 1.740%), 7/25/29 a	1,500,000	1,534
5.707%, (US SOFR plus 1.070%), 4/22/28 a	1,500,000	1,519
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	473
Yango Justice International, Ltd. 7.500%, 4/15/24 §,j	4,200,000	–π
7.875%, 9/4/24 §,j	600,000	–π

Total		149,475

Industrial (1.9%)
Axon Enterprise, Inc. 6.250%, 3/15/33 144A	950,000	970
The Boeing Co. 3.950%, 8/1/59	2,000,000	1,380
5.150%, 5/1/30	2,400,000	2,440
Builders FirstSource, Inc. 4.250%, 2/1/32 144A	1,500,000	1,381
6.750%, 5/15/35 144A	900,000	899
Clydesdale Acquisition Holdings, Inc. 6.750%, 4/15/32 144A	1,700,000	1,608
Columbus McKinnon Corp. 7.125%, 2/1/33 144A	600,000	600
DAE Funding LLC 3.375%, 3/20/28 144A	700,000	673
3.375%, 3/20/28 §	200,000	192
Efesto Bidco SpA / Efesto US LLC 7.500%, 2/15/32 144A	1,400,000	1,393
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,173
FTAI Aviation Investors LLC 5.500%, 5/1/28 144A	400,000	400
7.000%, 5/1/31 144A	2,500,000	2,563
International Distribution Services PLC 7.375%, 9/14/30 GBP §,∞	1,000,000	1,377
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	223,678	228
Nakilat, Inc. 6.267%, 12/31/33 144A	355,992	355
Rolls-Royce PLC 5.750%, 10/15/27 144A	1,400,000	1,422
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	190
TopBuild Corp. 3.625%, 3/15/29 144A	1,700,000	1,619

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Toucan FinCo, Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC 9.500%, 5/15/30 144A	1,200,000	1,060
TransDigm, Inc. 6.000%, 1/15/33 144A	1,700,000	1,699
7.125%, 12/1/31 144A	1,600,000	1,651
XPO, Inc. 6.250%, 6/1/28 144A	1,200,000	1,215

Total		26,488

Technology (1.9%)
ams-OSRAM AG 12.250%, 3/30/29 144A	225,000	239
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	1,200,000	1,169
Broadcom, Inc. 2.450%, 2/15/31	700,000	636
3.137%, 11/15/35 144A	3,100,000	2,634
CDW LLC / CDW Finance Corp. 5.550%, 8/22/34	1,300,000	1,278
Cloud Software Group, Inc. 8.250%, 6/30/32 144A	1,300,000	1,233
CoreWeave, Inc. 9.000%, 2/1/31 144A	2,400,000	2,284
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	1,275,000	1,213
Dell International LLC / EMC Corp. 5.300%, 10/1/29	1,800,000	1,837
Gartner, Inc. 3.750%, 10/1/30 144A	1,400,000	1,273
4.950%, 3/20/31	1,000,000	975
IPD 3 BV 5.525%, (EURIBOR 3 Month ACT/360 plus 3.375%), 6/15/31 EUR §,∞,b	1,600,000	1,753
Marvell Technology, Inc. 5.750%, 2/15/29	1,300,000	1,342
NCR Atleos Corp. 9.500%, 4/1/29 144A	375,000	401
Oak-Eagle Acquireco, Inc. 8.750%, 7/1/34 144A	500,000	523
Oracle Corp. 3.850%, 4/1/60	1,200,000	706
Seagate Data Storage Technology Pte, Ltd. 4.125%, 1/15/31 144A	650,000	608
9.625%, 12/1/32 144A	920,000	1,022
TeamSystem SPA 5.000%, 7/1/31 EUR §,∞,b	1,000,000	1,067
Ubisoft Entertainment SA 0.878%, 11/24/27 EUR §,∞	300,000	279
UKG, Inc.
6.875%, 2/1/31 144A	2,800,000	2,736
VMware LLC 4.700%, 5/15/30	100,000	101

Total		25,309

Utilities (2.7%)
Chile Electricity Lux MPC II SARL 5.672%, 10/20/35 144A	1,067,958	1,078
Chile Electricity Lux MPC SARL 6.010%, 1/20/33 144A	946,000	976

Multi-Sector Bond Portfolio

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650%, 1/24/33 144A	1,000,000	1,025
8.650%, 1/24/33 §	300,000	307
Constellation Energy Generation LLC 6.500%, 10/1/53	1,000,000	1,061
ContourGlobal Power Holdings SA 6.750%, 2/28/30 144A	700,000	708
Dhafrah Pv2 Energy Co. LLC 5.794%, 6/30/53 144A	1,000,000	970
Duke Energy Corp. 3.750%, 4/1/31 EUR ∞	1,500,000	1,727
Edison International 5.750%, 6/15/27	600,000	604
Electricite de France SA 6.000%, 4/22/64 144A	1,300,000	1,238
9.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.411%), 6/15/33 144A µ,a	1,500,000	1,737
Nakilat, Inc. 6.067%, 12/31/33 §	703,320	702
Niagara Energy SAC 5.746%, 10/3/34 144A	1,500,000	1,496
NPC Ukrenergo 6.875%, 11/9/28 §,j	200,000	183
NRG Energy, Inc. 5.407%, 10/15/35 144A	1,300,000	1,275
Pacific Gas & Electric Co. 2.100%, 8/1/27	100,000	97
2.500%, 2/1/31	100,000	90
3.300%, 3/15/27	200,000	198
3.300%, 12/1/27	800,000	783
3.300%, 8/1/40	2,700,000	2,019
3.750%, 7/1/28	100,000	98
4.200%, 6/1/41	100,000	81
4.250%, 3/15/46	100,000	76
4.450%, 4/15/42	300,000	247
4.550%, 7/1/30	500,000	493
5.050%, 10/15/32	2,100,000	2,086
5.700%, 3/1/35	1,500,000	1,520
PacifiCorp 5.450%, 2/15/34	2,200,000	2,192
7.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 3.292%), 8/15/56 a	1,400,000	1,323
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,366
5.450%, 2/3/36 144A	1,700,000	1,625
6.150%, 5/21/48 §	3,300,000	3,145
Southern California Edison Co. 5.200%, 6/1/34	1,100,000	1,092
5.650%, 10/1/28	1,250,000	1,280
Southern California Gas Co. 5.050%, 9/1/34	1,400,000	1,406
Thames Water Super Senior Issuer PLC 9.750%, 10/10/27 144A GBP ∞	67,907	99
9.750%, 10/10/27 GBP §,∞	227,427	328

Corporate Bonds (37.2%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Virginia Electric & Power Co. 5.000%, 1/15/34	400,000	399

Total		37,130

Total Corporate Bonds (Cost: $537,047)		506,526

Convertible Corporate Bonds (–%)

Financial (–%)
Kaisa Group Holdings, Ltd.	144A	144A
0.000%, 12/31/26 144A PO	60,870	–π
0.000%, 12/31/27 144A PO	76,091	–π
0.000%, 12/31/28 144A PO	121,741	–π
0.000%, 12/31/29 144A PO	121,741	–π
0.000%, 12/31/30 144A PO	152,176	–π
0.000%, 12/31/31 144A PO	152,176	–π
0.000%, 12/31/32 144A PO	287,089	–π

Total		–π

Total Convertible Corporate Bonds (Cost: $52)		–π

Governments (24.6%)

Governments (24.6%)
Abu Dhabi Government International Bond 2.700%, 9/2/70 144A	3,700,000	1,917
2.700%, 9/2/70 §	900,000	466
3.875%, 4/16/50 §	8,500,000	6,369
Angolan Government International Bond 9.125%, 11/26/49 §	2,300,000	2,003
9.375%, 3/31/33 144A	1,000,000	988
Argentine Republic Government International Bond 3.500%, 7/9/41	16,193,196	10,833
4.125%, 7/9/35	3,422,164	2,474
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,656
Avenir Issuer IV Ireland DAC 6.000%, 10/25/27 §	1,731,252	1,671
Baiterek National Investment Holding JSC 16.950%, 4/2/29 KZT §,∞	300,000,000	616
16.950%, 4/2/31 KZT §,∞,Æ	300,000,000	630
Bank Gospodarstwa Krajowego 5.750%, 7/9/34 144A	2,200,000	2,271
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	483
Benin Government International Bond 6.875%, 1/19/52 EUR §,∞	400,000	395
7.960%, 2/13/38 144A	2,000,000	1,962
Brazilian Government International Bond 7.125%, 5/13/54	550,000	539
7.250%, 1/12/56	2,500,000	2,448
Colombia Government International Bond 5.000%, 9/19/32 EUR ∞	800,000	870
5.000%, 6/15/45	1,200,000	861
6.125%, 1/21/31	2,600,000	2,555
6.500%, 1/21/33	3,900,000	3,818
8.000%, 11/14/35 b	780,000	816
Colombian TES 2.250%, 4/18/29 COP ∞	1,465,459,213	346
3.000%, 3/25/33 COP ∞	891,595,760	188
6.500%, 1/22/31 COP ∞	6,731,953,259	1,753

Multi-Sector Bond Portfolio

Governments (24.6%)	Shares/ Par +	Value $ (000’s)

Governments continued
7.000%, 3/26/31 COP ∞	5,677,000,000	1,190
11.000%, 8/22/29 COP ∞	18,880,400,000	4,736
11.500%, 7/25/46 COP ∞	985,900,000	241
11.750%, 1/24/35 COP ∞	19,379,000,000	4,882
12.750%, 11/28/40 COP ∞	10,553,200,000	2,793
13.250%, 2/9/33 COP ∞	5,387,000,000	1,449
Costa Rica Government International Bond 5.499%, 11/21/30 144A EUR ∞	1,500,000	1,776
6.001%, 1/16/36 144A EUR ∞	1,500,000	1,787
7.300%, 11/13/54 144A	800,000	863
Development Bank of Kazakhstan JSC 18.400%, 10/16/28 144A KZT ∞	370,000,000	797
Dominican Republic International Bond 4.875%, 9/23/32 144A	550,000	506
4.875%, 9/23/32 §	1,700,000	1,565
5.750%, 3/17/34 144A	1,100,000	1,047
5.875%, 10/28/35 144A	900,000	855
6.500%, 2/15/48 144A	2,800,000	2,623
6.500%, 2/15/48 §	1,000,000	937
Eagle Funding Luxco SARL 5.500%, 8/17/30 144A	2,100,000	2,111
5.500%, 8/17/30 §	3,900,000	3,920
Ecuador Government International Bond 0.000%, 7/31/30 144A PO	291,562	244
5.000%, 7/31/40 144A	1,225,800	955
6.900%, 7/31/35 144A	776,971	681
6.900%, 7/31/35 §	2,158,426	1,893
8.750%, 1/29/34 144A	700,000	687
9.250%, 1/29/39 144A	1,000,000	981
Egypt Government International Bond 6.375%, 4/11/31 EUR §,∞	5,750,000	6,242
7.500%, 2/16/61 144A	1,500,000	1,141
7.500%, 2/16/61 §	400,000	304
9.450%, 2/4/33 144A	1,100,000	1,156
El Salvador Government International Bond 9.250%, 4/17/30 144A	1,325,000	1,375
9.650%, 11/21/54 144A	1,000,000	1,058
European Union 3.000%, 12/4/34 EUR §,∞	13,100,000	14,806
Federal Republic of Nigeria 7.625%, 11/28/47 §,b	700,000	640
7.696%, 2/23/38 §	600,000	579
7.875%, 2/16/32 §	2,800,000	2,836
8.630%, 1/13/36 144A	400,000	417
9.129%, 1/13/46 144A	400,000	417
9.625%, 6/9/31 144A	800,000	876
Gabon Government International Bond 9.500%, 2/18/29 §	1,400,000	1,312
Ghana Government International Bond 0.000%, 7/3/26 144A PO	46,400	46
0.000%, 1/3/30 144A PO	248,879	210
5.000%, 7/3/29 144A	1,228,150	1,169
5.000%, 7/3/29 §	875,000	833
5.000%, 7/3/35 144A	2,018,400	1,719
Guatemala Government Bond 6.050%, 8/6/31 144A	1,200,000	1,223
6.600%, 6/13/36 144A	1,700,000	1,784
Hungary Government International Bond 5.375%, 9/12/33 EUR §,∞	4,400,000	5,333
5.500%, 3/26/36 144A	1,400,000	1,365

Governments (24.6%)	Shares/ Par +	Value $ (000’s)

Governments continued
6.125%, 5/22/28 144A	1,200,000	1,228
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	569
5.875%, 10/17/31 144A EUR ∞	300,000	339
6.625%, 3/22/48 144A EUR ∞	900,000	898
6.625%, 3/22/48 EUR §,∞	800,000	798
6.875%, 10/17/40 144A EUR ∞	400,000	434
6.875%, 10/17/40 EUR §,∞	100,000	108
8.075%, 4/1/36 §	1,200,000	1,218
Japan Government Thirty Year Bond
3.200%, 9/20/55 JPY ∞	60,000,000	346
Kenya Government International Bond 8.700%, 2/26/39 144A	1,000,000	905
9.500%, 3/5/36 144A	1,800,000	1,759
9.750%, 2/16/31 144A	1,400,000	1,436
Kingdom of Jordan 5.850%, 7/7/30 144A	400,000	393
7.500%, 1/13/29 144A	800,000	822
Lebanon Government International Bond
6.000%, 1/27/49 §,j	1,750,000	416
6.100%, 10/4/49 §,j	1,800,000	424
6.850%, 3/23/27 §,j	1,750,000	415
Mexican Udibonos
4.000%, 8/24/34 MXN ∞	43,048	2
Morocco Government International Bond 4.000%, 12/15/50 144A	500,000	342
5.500%, 12/11/42 §	800,000	734
Oman Government International Bond
6.000%, 8/1/29 §	900,000	925
6.250%, 1/25/31 144A	2,300,000	2,398
6.500%, 3/8/47 §	500,000	512
6.750%, 1/17/48 §	1,100,000	1,145
Panama Government International Bond
4.500%, 4/16/50	1,300,000	986
5.227%, 2/23/34	1,200,000	1,157
5.662%, 2/23/38	800,000	767
6.700%, 1/26/36	1,900,000	2,001
6.853%, 3/28/54 b	2,800,000	2,871
8.125%, 4/28/34	30,000	34
RAK Capital
5.000%, 3/12/35 §	825,000	818
Republic of Cameroon International Bond
5.950%, 7/7/32 EUR §,∞	1,000,000	994
9.500%, 7/31/31 §	900,000	876
Republic of Congo International Bond
9.875%, 11/7/32 §	1,400,000	1,307
Republic of Pakistan
6.000%, 4/8/26 §	2,400,000	2,397
7.375%, 4/8/31 §	700,000	648
Republic of Paraguay
5.600%, 3/13/48 §	600,000	551
6.000%, 2/9/36 §	1,300,000	1,346
6.100%, 8/11/44 §	300,000	298
8.500%, 4/4/38 144A PYG ∞	8,913,000,000	1,352
Republic of Peru
3.300%, 3/11/41	2,700,000	2,034
6.900%, 8/12/37 144A PEN ∞	5,500,000	1,566
7.300%, 8/12/33 144A PEN §, ∞	2,300,000	723

Multi-Sector Bond Portfolio

Governments (24.6%)	Shares/Par +	Value $ (000’s)

Governments continued
Republic of Poland Government
International Bond
5.125%, 9/18/34	2,900,000	2,914
5.500%, 3/18/54	1,000,000	924
Republic of South Africa Government
International Bond
4.850%, 9/30/29	1,200,000	1,174
4.875%, 4/14/26	600,000	600
5.000%, 10/12/46	500,000	360
5.750%, 9/30/49	2,100,000	1,624
7.000%, 2/28/31 ZAR ∞	1,900,000	105
7.950%, 11/19/54 144A	1,100,000	1,088
8.000%, 1/31/30 ZAR ∞	17,700,000	1,035
8.500%, 1/31/37 ZAR ∞	113,200,000	6,248
8.875%, 2/28/35 ZAR ∞	118,900,000	6,903
9.000%, 1/31/40 ZAR ∞	5,300,000	294
Republic of Uzbekistan International Bond 5.375%, 5/29/27 144A EUR ∞	700,000	817
Romanian Government International Bond 2.000%, 4/14/33 144A EUR ∞	1,400,000	1,273
5.250%, 5/30/32 144A EUR ∞	1,000,000	1,142
5.375%, 6/7/33 EUR §,∞	1,500,000	1,691
5.625%, 2/22/36 144A EUR ∞	550,000	610
6.375%, 9/18/33 144A EUR ∞	2,500,000	2,968
Saudi Government International Bond 3.375%, 3/5/32 144A EUR ∞	2,850,000	3,193
4.125%, 1/12/29 144A	4,800,000	4,727
4.500%, 10/26/46 §	9,300,000	7,564
5.000%, 1/16/34 144A	10,000,000	9,948
5.750%, 1/16/54 144A	700,000	661
Senegal Government International Bond
4.750%, 3/13/28 EUR §,∞	466,667	337
5.375%, 6/8/37 EUR §,∞	600,000	349
6.750%, 3/13/48 §	800,000	405
7.750%, 6/10/31 §	2,100,000	1,212
Serbia International Bond
1.500%, 6/26/29 EUR §,∞	4,400,000	4,643
1.650%, 3/3/33 144A EUR ∞	700,000	657
6.500%, 9/26/33 §,b	1,500,000	1,565
Sri Lanka Government International Bond 3.350%, 1/15/30 144A	404,001	371
3.350%, 3/15/33 144A	792,441	662
3.600%, 6/15/35 144A	535,080	404
3.600%, 5/15/36 144A	371,358	331
3.600%, 2/15/38 144A	443,028	391
4.000%, 4/15/28 144A	391,925	374
State of Minas Gerais
5.333%, 2/15/28 §	40,000	40
Turkiye Government International Bond
4.875%, 4/16/43	6,200,000	4,357
5.750%, 5/11/47 b	4,400,000	3,289
5.875%, 5/21/30 EUR ∞	2,850,000	3,426
40.323%, (Turkish Lira Overnight
Reference Rate plus 39.280%), 9/6/28 TRY ∞	51,100,000	1,146
Ukraine Government International Bond 0.000%, 2/1/30 144A PO	377,887	221
0.000%, 2/1/34 144A PO	1,412,114	602
0.000%, 2/1/35 144A PO	262,560	120
4.000%, 2/1/32 144A	970,160	699

Governments (24.6%)	Shares/Par +	Value $ (000’s)

Governments continued
4.500%, 2/1/29 144A	273,201	191
4.500%, 2/1/34 144A	1,865,284	990
4.500%, 2/1/35 144A	2,281,007	1,188
4.500%, 2/1/36 144A	2,498,410	1,277
United Mexican States 2.125%, 10/25/51 EUR ∞	1,000,000	600
3.771%, 5/24/61	5,400,000	3,222
4.490%, 5/25/32 EUR ∞	1,700,000	1,954
4.500%, 1/31/50	2,300,000	1,688
5.125%, 3/19/38 EUR ∞	2,200,000	2,456
6.000%, 5/7/36	2,600,000	2,582
6.350%, 2/9/35	1,700,000	1,737
6.400%, 5/7/54	1,150,000	1,076
6.875%, 5/13/37	3,700,000	3,876
US Treasury Bond 4.000%, 11/15/42 b	19,800,000	17,917
4.125%, 8/15/44	3,300,000	2,994
4.625%, 5/15/54 b	4,500,000	4,291
4.625%, 5/15/44	15,100,000	14,644
4.750%, 11/15/43 b	7,100,000	7,015
Venezuela Government International Bond 6.000%, 12/9/49 §,j	32,000	12
7.000%, 3/31/38 §,j	3,104,000	1,265
7.650%, 4/21/25 §,j	2,355,000	983
8.250%, 10/13/24 §,j	2,430,000	1,036
9.000%, 5/7/23 §,j	32,000	14
9.250%, 9/15/27 j	179,000	85
9.250%, 5/7/28 §,j	1,867,000	849
9.375%, 1/13/34 j	1,400,000	651
11.950%, 8/5/31 §,j	81,000	41

Total		334,678

Total Governments (Cost: $340,307)		334,678

Municipal Bonds (0.2%)

Municipal Bonds (0.2%)
American Municipal Power, Inc. 7.834%, 2/15/41 RB	100,000	121
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	238
Golden State Tobacco Securitization Corp. 3.850%, 6/1/50 RB	1,535,000	1,403
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	235
Metropolitan Government of Nashville &
Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	109
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	93,000	100
New York State Urban Development Corp. 5.770%, 3/15/39 RB	70,000	71

Total Municipal Bonds (Cost: $2,214)		2,277

Structured Products (39.6%)

Asset Backed Securities (16.8%)
ABFC Trust, Series 2007-WMC1, Class A1A 5.043%, (US SOFR 1 Month plus 1.365%), 6/25/37	6,914,810	4,973

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1 4.693%, (US SOFR 1 Month plus 1.015%), 12/25/34	1,013,463	933
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2 4.588%, (US SOFR 1 Month plus 0.910%), 1/25/35	26,905	26
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C 4.093%, (US SOFR 1 Month plus 0.415%), 7/25/36	6,775,699	1,631
ACHV ABS Trust, Series 2024-2PL, Class A 5.070%, 10/27/31 144A	92,859	93
ACHV ABS Trust, Series 2024-2PL, Class B 5.430%, 10/27/31 144A	377,575	380
ACHV ABS Trust, Series 2024-3AL, Class A 5.010%, 12/26/31 144A	172,274	173
ACHV ABS Trust, Series 2024-3AL, Class B 5.450%, 12/26/31 144A	816,125	821
ACHV ABS Trust, Series 2024-3AL, Class C 5.680%, 12/26/31 144A	154,093	155
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2 4.793%, (US SOFR 1 Month plus 1.115%), (AFC), 3/25/35	31,937	31
Affirm Master Trust, Series 2025-1A, Class A 4.990%, 2/15/33 144A	1,300,000	1,308
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2 4.452%, 6/15/33 144A	3,101,443	3,106
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1 4.663%, (US SOFR 1 Month plus 0.985%), 7/25/34	67	–π
Anchorage Credit Funding 19, Ltd., Series 2025-19A, Class A 5.036%, 10/25/40 144A	1,000,000	990
Anchorage Credit Funding 19, Ltd., Series 2025-19A, Class B 5.336%, 10/25/40 144A	1,000,000	987
Ares European CLO X DAC, Series 10A, Class AR 2.796%, (EURIBOR 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	168,202	194
Ares LXII CLO, Ltd., Series 2021-62A, Class A1R 4.738%, (US SOFR 3 Month plus 1.070%), 1/25/34 144A	700,000	699
Ares LXII CLO, Ltd., Series 2021-62A, Class A2R
5.068%, (US SOFR 3 Month plus 1.400%), 1/25/34 144A	1,300,000	1,299
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4 4.693%, (US SOFR 1 Month plus 1.015%), 6/25/35	34,272	34
Atlas Senior Loan Fund XV, Ltd., Series 2019-15A, Class A1R 4.891%, (US SOFR 3 Month plus 1.220%), 10/23/32 144A	1,200,124	1,201

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A 5.360%, 6/20/30 144A	4,000,000	4,088
Bain Capital Euro CLO DAC, Series 2018-2A, Class AR 2.766%, (EURIBOR 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	19,609	23
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1 5.043%, (US SOFR 1 Month plus 1.365%), 8/25/37	4,245	4
BHG Securitization Trust, Series 20252-CON, Class B 5.170%, 9/17/36 144A	3,500,000	3,511
Bluemountain CLO, Ltd., Series 2016-3A, Class AR12 4.853%, (US SOFR 3 Month plus 1.200%), 11/15/30 144A	349,417	349
Capital Street Master Trust, Series 2024-1, Class A 5.022%, (US 30 Day Average SOFR plus 1.350%), 10/16/28 144A	1,300,000	1,301
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R 2.716%, (EURIBOR 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	109,823	127
CarMax Select Receivables Trust, Series 2025-A, Class B 5. 010%, 9/16/30	2,200,000	2,223
CarMax Select Receivables Trust, Series 2025-B, Class B 4.350%, 7/15/30	2,250,000	2,237
CarMax Select Receivables Trust, Series 2026-A, Class A2A 4.030%, 12/17/29	1,000,000	999
Carrington Mortgage Loan Trust, Series 2005-FRE1, Class M3 4.558%, (US SOFR 1 Month plus 0.880%), 12/25/35	8,016,000	6,804
Carvana Auto Receivables Trust, Series 2026-P1, Class A2 4.100%, 6/11/29	2,000,000	1,997
Citigroup Mortgage Loan Trust, Series 2007-
AHL1, Class A2C 4.213%, (US SOFR 1 Month plus 0.535%), 12/25/36	52,271	52
Citigroup Mortgage Loan Trust, Series 2007- FS1, Class 2A1A 5.750%, (US SOFR 1 Month plus 2.115%), (AFC), 10/25/37 144A	5,838,715	5,426
Consumer Portfolio Services Auto Trust, Series 2025-D, Class A 4.460%, 7/16/29 144A	3,568,370	3,573
Countrywide Asset-Backed Certificates
Trust, Series 2004-9, Class MV4 5.368%, (US SOFR 1 Month plus 1.690%), 11/25/34	40,725	41
Countrywide Asset-Backed Certificates
Trust, Series 2005-AB4, Class 2A4 4.493%, (US SOFR 1 Month plus 0.815%), 3/25/36	56,447	52

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Countrywide Asset-Backed Certificates Trust, Series 2006-1, Class AF5 4.354%, (AFC), 7/25/36 Σ	64,660	61
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A 4.073%, (US SOFR 1 Month plus 0.395%), 6/25/37	268,334	251
Countrywide Asset-Backed Certificates Trust, Series 2006-5, Class M1 4.318%, (US SOFR 1 Month plus 0.640%), 8/25/36	934,134	922
Countrywide Asset-Backed Certificates Trust, Series 2006-BC3, Class M2 4.273%, (US SOFR 1 Month plus 0.595%), 2/25/37	900,000	873
Countrywide Asset-Backed Certificates Trust, Series 2007-13, Class 1A 4.633%, (US SOFR 1 Month plus 0.955%), 10/25/47	690,296	675
Countrywide Asset-Backed Certificates Trust, Series 2007-9, Class 1A 3.993%, (US SOFR 1 Month plus 0.315%), 6/25/47	621,510	560
Countrywide Asset-Backed Certificates Trust, Series 2007-SEA1, Class 1A1 4.893%, (US SOFR 1 Month plus 1.215%), (AFC), 5/25/47 144A	812,017	747
CPS Auto Receivables Trust, Series 2024-A, Class C 5.740%, 4/15/30 144A	1,509,049	1,516
CPS Auto Receivables Trust, Series 2024-D, Class A 4.910%, 6/15/28 144A	43,847	44
CPS Auto Receivables Trust, Series 2024-D, Class B 4.650%, 3/15/29 144A	800,000	801
CPS Auto Receivables Trust, Series 2024-D, Class C 4.760%, 1/15/31 144A	1,000,000	1,001
CPS Auto Receivables Trust, Series 2025-C, Class B 4.710%, 12/17/29 144A	1,000,000	1,003
CPS Auto Receivables Trust, Series 2025-C, Class C 4.910%, 10/15/31 144A	3,500,000	3,506
CPS Auto Receivables Trust, Series 2026-A, Class A 4.190%, 12/17/29 144A	450,073	450
CPS Auto Receivables Trust, Series 2026-A, Class B 4.430%, 9/16/30 144A	1,300,000	1,296
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1 4.413%, (US SOFR 1 Month plus 0.735%), 1/25/32	1,226	1
Drive Auto Receivables Trust, Series 2024-2, Class C 4.670%, 5/17/32	3,000,000	3,014

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Ellington Financial Mortgage Trust, Series 2026-CES1, Class A1A 5.914%, (AFC), 12/25/60 144A Σ	944,961	936
Ellington Loan Acquisition Trust, Series 2007-2, Class A1 4.843%, (US SOFR 1 Month plus 2.215%), 5/25/37 144A	122,895	122
Euro-Galaxy III CLO DAC, Series 2013-3A, Class ARRR 2.650%, (EURIBOR 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	256,674	296
Exeter Automobile Receivables Trust, Series 2024-1A, Class B 5.290%, 8/15/28	137,098	137
Exeter Automobile Receivables Trust, Series 2024-1A, Class C 5.410%, 5/15/30	500,000	504
Exeter Automobile Receivables Trust, Series 2024-5A, Class C 4.640%, 1/15/30	2,100,000	2,105
Exeter Automobile Receivables Trust, Series 2025-2A, Class C 5.160%, 7/15/31	3,500,000	3,524
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3 4.390%, 9/17/29	5,500,000	5,507
Exeter Automobile Receivables Trust, Series 2026-2A, Class A2 4.310%, 11/15/28	1,000,000	1,000
Exeter Automobile Receivables Trust, Series 2026-2A, Class A3 4.450%, 5/15/30	1,700,000	1,702
Exeter Automobile Receivables Trust, Series 2026-2A, Class B 4.660%, 1/15/31	1,000,000	1,001
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2 5.490%, 1/16/29 144A	134,349	135
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B 5.550%, 5/15/29 144A	1,000,000	1,006
Fremont Home Loan Trust, Series 2005-2, Class M4 4.723%, (US SOFR 1 Month plus 1.045%), 6/25/35	296,954	280
GLS Auto Receivables Trust, Series 2024-1A, Class B 5.490%, 7/17/28 144A	465,464	466
GLS Auto Receivables Trust, Series 2024-2A, Class B 5.770%, 11/15/28 144A	999,871	1,004
GLS Auto Receivables Trust, Series 2026-1A, Class A 2 4.040%, 11/15/28 144A	4,500,000	4,496
GLS Auto Receivables Trust, Series 2026-1A, Class A 3 3.970%, 11/15/29 144A	1,500,000	1,495
GLS Auto Select Receivables Trust, Series 2023-2A, Class B 6.670%, 12/17/29 144A	2,000,000	2,046

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
GreenSky Home Improvement Trust, Series 2024-1, Class A2 5.880%, 7/25/59 144A	56,293	56
GreenSky Home Improvement Trust, Series 2024-1, Class A3 5.550%, 7/25/59 144A	500,000	509
GreenSky Home Improvement Trust, Series 2024-1, Class B 5.870%, 7/25/59 144A	1,044,957	1,058
GreenSky Home Improvement Trust, Series 2024-1, Class C 6.360%, 7/25/59 144A	373,199	380
GSAA Home Equity Trust, Series 2006-17, Class A1 3.913%, (US SOFR 1 Month plus 0.235%), 11/25/36	43,558	10
GSAMP Trust, Series 2004-WF, Class M2 5.443%, (US SOFR 1 Month plus 1.765%), 10/25/34	12,172	12
GSAMP Trust, Series 2007-FM2, Class A2B 3.883%, (US SOFR 1 Month plus 0.205%), 1/25/37	129,249	79
GSAMP Trust, Series 2007-NC1, Class A2A 3.893%, (US SOFR 1 Month plus 0.215%), 12/25/46	10,677	5
Harvest US CLO, Ltd., Series 2023-1A, Class A1R 4.822%, (US SOFR 3 Month plus 1.150%), 1/15/37 144A	1,200,000	1,198
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A 5.490%, 6/25/27 144A	1,300,000	1,302
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4 4.133%, (US SOFR 1 Month plus 0.455%), 4/25/37	500,000	449
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 4.573%, (US SOFR 1 Month plus 0.895%), 11/25/35	81,342	77
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2 4.113%, (US SOFR 1 Month plus 0.435%), 7/25/37	277,247	154
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1 4.093%, (US SOFR 1 Month plus 0.415%), 3/25/37	400,000	389
LCM, Ltd., Series 31A, Class AR 4.948%, (US SOFR 3 Month plus 1.280%), 7/20/34 144A	1,000,000	1,000
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4 4.393%, (US SOFR 1 Month plus 0.715%), 2/25/36	47,765	43
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4 4.333%, (US SOFR 1 Month plus 0.655%), 5/25/46	256,770	75

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A 4.093%, (US SOFR 1 Month plus 0.415%), 5/25/36	1,263,922	661
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R 2.816%, (EURIBOR 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	296,994	342
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1 4.573%, (US SOFR 1 Month plus 0.895%), 2/25/34	530,516	568
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1 4.693%, (US SOFR 1 Month plus 1.015%), 4/25/34	41,928	43
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1 4.093%, (US SOFR 1 Month plus 0.415%), 3/25/36	6,508,735	6,137
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2 3.993%, (US SOFR 1 Month plus 0.315%), 8/25/36	1,814,031	507
MASTR Asset Backed Securities Trust, Series 2006-HE5, Class A3 4.113%, (US SOFR 1 Month plus 0.435%), 11/25/36	1,882,191	1,098
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5 4.093%, (US SOFR 1 Month plus 0.415%), 10/25/36	1,146,427	363
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1 4.693%, (US SOFR 1 Month plus 1.015%), 2/25/47	593,105	341
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4 4.663%, (US SOFR 1 Month plus 0.985%), 9/25/35	6,271,233	5,285
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2 4.498%, (US SOFR 1 Month plus 0.820%), 1/25/35	162,120	161
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5 4.783%, (US SOFR 1 Month plus 1.105%), 6/25/35	4,539	5
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C 4.113%, (US SOFR 1 Month plus 0.435%), 9/25/36	53,402	22
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C 3.933%, (US SOFR 1 Month plus 0.255%), 10/25/36	48,589	21
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C 4.043%, (US SOFR 1 Month plus 0.365%), 3/25/37	48,784	20

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1 5.143%, (US SOFR 1 Month plus 1.465%), 2/25/33	6,922	8
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3 4.023%, (US SOFR 1 Month plus 0.345%), 4/25/37	2,528,538	1,285
Nelnet Student Loan Trust, Series 2025-BA, Class A1A 4.840%, 5/17/55 144A	969,197	964
Nelnet Student Loan Trust, Series 2025-BA, Class A1B 5.022%, (US 30 Day Average SOFR plus 1.350%), 5/17/55 144A	1,145,415	1,151
Nelnet Student Loan Trust, Series 2025-CA, Class A1A 4.670%, 6/22/65 144A	2,869,739	2,837
Nelnet Student Loan Trust, Series 2025-DA, Class A1A 4.650%, 8/20/54 144A	2,062,151	2,036
Nelnet Student Loan Trust, Series 2026-A, Class A1A 4.610%, 2/21/61 144A	3,452,635	3,406
Nelnet Student Loan Trust, Series 2026-A, Class A1B 4.973%, (US 30 Day Average SOFR plus 1.300%), 2/21/61 144A	1,054,972	1,059
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A 5.410%, 11/14/29 144A	1,858,319	1,871
OneMain Financial Issuance Trust, Series 2023-2A, Class A2 5.172%, (US 30 Day Average SOFR plus 1.500%), 9/15/36 144A	2,100,000	2,113
Pagaya AI Debt Grantor Trust, Series 2024- 10, Class A 5.183%, 6/15/32 144A	289,272	290
Pagaya AI Debt Grantor Trust, Series 2024- 10, Class B 5.750%, 6/15/32 144A	270,991	272
Pagaya AI Debt Grantor Trust, Series 2024- 10, Class C 5.992%, 6/15/32 144A	278,445	280
Pagaya AI Debt Grantor Trust, Series 2025- 5, Class B 5.440%, 3/15/33 144A	4,499,826	4,507
Pagaya AI Debt Grantor Trust, Series 2025- 6, Class B 4.883%, 4/15/33 144A	4,499,585	4,466
Pagaya AI Debt Trust, Series 2024-3, Class A 6.258%, 10/15/31 144A	786,327	787
RAAC Series, Series 2007-RP4, Class A 4.493%, (US SOFR 1 Month plus 0.465%), (AFC), 11/25/46 144A	125,236	117
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 6.147%, (AFC), 6/25/44 144A Σ	1,360,603	1,370

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
RCKT Mortgage Trust, Series 2024-CES5, Class A1A 5.846%, (AFC), 8/25/44 144A Σ	1,069,061	1,075
RCKT Mortgage Trust, Series 2024-CES6, Class A1A 5.344%, (AFC), 9/25/44 144A Σ	633,956	634
RCKT Mortgage Trust, Series 2024-CES7, Class A1A 6.264%, (AFC), 10/25/44 144A Σ	734,193	733
Reach ABS Trust, Series 2024-2A, Class A 5.880%, 7/15/31 144A	55,502	56
Reach ABS Trust, Series 2024-2A, Class B 5.840%, 7/15/31 144A	3,500,000	3,531
Reach ABS Trust, Series 2026-1A, Class B 4.370%, 2/15/33 144A	5,000,000	4,981
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6 5.340%, 1/25/37 Σ	1,514,158	447
Residential Asset Securities Corp., Series 2007-KS3, Class AI4 , 4.473%, (US SOFR 1 Month plus 0.795%) (AFC), 4/25/37	776,926	757
Santander Drive Auto Receivables Trust, Series 2023-5, Class C 6.430%, 2/18/31	1,600,000	1,645
Santander Drive Auto Receivables Trust, Series 2023-6, Class C 6.400%, 3/17/31	812,500	835
Santander Drive Auto Receivables Trust, Series 2025-2, Class B 4.870%, 5/15/31	500,000	503
Santander Drive Auto Receivables Trust, Series 2025-2, Class C 5.060%, 5/15/31	3,000,000	3,026
Santander Drive Auto Receivables Trust, Series 2025-3, Class B 4.490%, 9/15/31	3,600,000	3,609
Santander Drive Auto Receivables Trust, Series 2025-3, Class C 4.680%, 9/15/31	2,600,000	2,604
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2 4.040%, 3/15/29	1,500,000	1,499
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3 3.930%, 7/15/30	3,700,000	3,676
Saxon Asset Securities Trust, Series 2006-1, Class M1 , 4.258%, (US SOFR 1 Month plus 0.580%) , (AFC), 3/25/36	87,406	87
Sixth Street CLO VIII, Ltd., Series 2017-8A, Class A1R2 4.818%, (US SOFR 3 Month plus 1.150%), 10/20/34 144A	5,500,000	5,500
SMB Private Education Loan Trust, Series 2024-C, Class A1A 5.500%, 6/17/52 144A	1,054,894	1,075
SMB Private Education Loan Trust, Series 2024-C, Class A1B 4.772%, (US 30 Day Average SOFR plus 1.100%), 6/17/52 144A	376,748	376

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2024-D, Class A1A 5.380%, 7/15/53 144A	1,799,095	1,824
SMB Private Education Loan Trust, Series 2024-D, Class A1B 4.772%, (US 30 Day Average SOFR plus 1.100%), 7/15/53 144A	2,111,981	2,108
SMB Private Education Loan Trust, Series 2026-B, Class A1A 5.030%, 3/15/56 144A	6,400,000	6,384
Soundview Home Loan Trust, Series 2006- OPT2, Class A4 4.353%, (US SOFR 1 Month plus 0.675%), 5/25/36	44,858	44
Soundview Home Loan Trust, Series 2006- OPT3, Class M1 4.258%, (US SOFR 1 Month plus 0.580%), 6/25/36	6,689,510	6,002
Stream Innovations Issuer Trust, Series 2024-1A, Class A 6.270%, 7/15/44 144A	303,527	312
Structured Asset Investment Loan Trust, Series 2005-7, Class M2 4.558%, (US SOFR 1 Month plus 0.880%), 8/25/35	148,664	146
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4 4.133%, (US SOFR 1 Month plus 0.455%), 12/25/36	52,499	52
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6 4.213%, (US SOFR 1 Month plus 0.535%), 2/25/37	26,595	26
Switch ABS Issuer LLC, Series 2025-2A, Class A21 5.121%, 10/25/55 144A	4,000,000	3,906
Sycamore Tree CLO, Ltd., Series 2023-2A, Class A1R2 4.819%, (US SOFR 3 Month plus 1.150%), 1/20/37 144A	2,600,000	2,595
Tesla Lease Electric Vehicle Securitization, Series 2025-A, Class A2 4.140%, 6/20/28 144A	1,538,391	1,538
Toro European CLO DAC, Series 6A, Class AR 2.951%, (EURIBOR 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	318,159	367
Toro European CLO DAC, Series 7A, Class ARE 2.794%, (EURIBOR 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	194,857	224
Towd Point Mortgage Trust, Series 2024- CES6, Class A1 5.725%, (AFC), 11/25/64 144A Σ	774,183	777
Towd Point Mortgage Trust, Series 2026- CES1, Class A1 6.125%, (AFC), 1/25/66 144A Σ	977,037	971
UPG HI, Series 2025-2, Class A 5.000%, 9/25/47 144A	2,869,295	2,853

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2 4.540%, 5/15/29 144A	750,993	751
Upgrade Auto Receivables Trust, Series 2025-1A, Class A3 4.600%, 1/15/31 144A	3,400,000	3,392
Upgrade Auto Receivables Trust, Series 2025-1A, Class A4 4.590%, 10/15/31 144A	1,000,000	991
VB-S1 Issuer LLC, Series 2026-1A, Class C2 4.693%, 3/15/56 144A	1,200,000	1,179
Venture CDO, Ltd., Series 2018-33A, Class A1LR 4.994%, (US SOFR 3 Month plus 1.322%), 7/15/31 144A	105,565	106
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A 4.093%, (US SOFR 1 Month plus 0.415%), 1/25/37	84,306	74
Westlake Automobiles Receivables Trust, Series 2025-3A, Class A2 4.310%, 4/17/28 144A	3,177,763	3,179
Westlake Automobiles Receivables Trust, Series 2025-3A, Class A3 4.220%, 6/15/29 144A	3,200,000	3,200
Westlake Automobiles Receivables Trust, Series 2026-1A, Class A2A 4.020%, 9/15/28 144A	1,200,000	1,199

Total		228,362

Mortgage Securities (22.8%)
Angel Oak Mortgage Trust, Series 2024-8, Class A1 5.338%, (AFC), 5/27/69 144A Σ	2,606,897	2,608
ATLX Trust, Series 2024-RPL1, Class A1 3.850%, (AFC), 4/25/64 144A Σ	867,219	843
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A 2.627%, 1/15/32 144A	2,350,000	2,133
Banc of America Funding Trust, Series 2006- J, Class 4A1 4.751%, (CSTR), 1/20/47	17,913	16
Banc of America Funding Trust, Series 2007-6, Class A1 4.373%, (US SOFR 1 Month plus 0.695%), 7/25/37	28,984	28
BANK5, Series 2025-5YR19, Class A3 5.270%, 12/15/58	6,000,000	6,128
BCAP LLC Trust, Series 2009-RR14, Class 2A2 3.784%, (CSTR), 7/26/36 144A	13,153	12
BCAP LLC Trust, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	1,975,821	674
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 5.355%, (CSTR), 7/25/34	617	1
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 4.242%, (CSTR), 6/25/47	45,080	41

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 4.126%, (CSTR), 11/25/36	101,343	42
Benchmark Mortgage Trust, Series 2018-B5, Class A2 4.076%, 7/15/51	1,696,282	1,690
Benchmark Mortgage Trust, Series 2024- V12, Class A3 5.738%, 12/15/57	2,200,000	2,271
BMO Mortgage Trust, Series 2024-5C5, Class A2 5.462%, 2/15/57	1,500,000	1,526
BMO Mortgage Trust, Series 2024-5C5, Class A3 5.857%, 2/15/57	8,300,000	8,569
BMO Mortgage Trust, Series 2024-5C8, Class A2 5.152%, 12/15/57	2,100,000	2,129
Chase Home Lending Mortgage Trust, Series 2023-RPL3, Class A1 3.250%, (AFC), 9/25/63 144A	5,816,402	5,206
Chase Home Lending Mortgage Trust, Series 2024-RPL1, Class A1A 3.250%, (AFC), 3/25/64 144A	1,189,640	1,050
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A 3.250%, (AFC), 8/25/64 144A	1,206,545	1,071
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A 3.250%, (AFC), 9/25/64 144A	1,220,900	1,083
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1A 3.375%, (AFC), 12/25/64 144A	2,942,420	2,629
CIM Trust, Series 2024-R1, Class A1 4.750%, (AFC), 6/25/64 144A	711,187	699
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	879	1
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA 4.451%, (CSTR), 9/25/37	4,531	4
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 2A3A 6.625%, (CSTR), 9/25/37	3,100	3
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A 4.495%, (CSTR), 3/25/37	228,190	212
COLT Mortgage Loan Trust, Series 2024-3, Class A1 6.393%, (AFC), 6/25/69 144A ∑	622,179	628
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	5,931	6
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	256,108	110
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 4.450%, (US SOFR 1 Month plus 0.775%), 11/20/35	2,837	3

Structured Products (39.6%)	Shares /Par +	Value $ (000’s)

Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1 5.339%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	7,228	7
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	94,917	50
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	70,982	65
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	467	–π
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	140,323	74
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	104,015	34
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1 4.293%, (US SOFR 1 Month plus 0.615%), 4/25/36	315,959	102
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 5.199%, (CSTR), 5/25/36	3,572	3
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B 4.170%, (US SOFR 1 Month plus 0.495%), 9/20/46	2,385	3
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A 3.985%, (US SOFR 1 Month plus 0.310%), 12/20/46	15,930	14
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1 4.210%, (US SOFR 1 Month plus 0.535%), 5/20/46	217,623	198
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 4.210%, (US SOFR 1 Month plus 0.535%), 7/20/46	4,336	4
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	215,200	85
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1 4.293%, (US SOFR 1 Month plus 0.615%), 6/25/37	2,792,697	2,368
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1 4.073%, (US SOFR 1 Month plus 0.395%), 4/25/47	18,970	17
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-22, Class 3A1 4.025%, (CSTR), 10/25/35	5,320	4
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-HYB8, Class 1A1 5.289%, (CSTR), 12/20/35	117	–π

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	13,153	3
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	94,341	42
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A1 4.819%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	33,967	9
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A2 4.333%, (US SOFR 1 Month plus 0.655%), 4/25/46	900,138	249
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2007-HYB1, Class 3A 1 4.147%, (CSTR), 3/25/37	4,025	3
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	168	–π
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2 5.044%, (CSTR), 9/27/35 144A	99,213	88
Credit Suisse Mortgage Trust, Series 2021- RPL3, Class A1 2.000%, 1/25/60 144A	5,134,616	4,540
Cross Mortgage Trust, Series 2024-H4, Class A1 6.147%, (AFC), 7/25/69 144A ∑	594,947	599
Cross Mortgage Trust, Series 2024-H6, Class A1 5.129%, (AFC), 9/25/69 144A	1,659,117	1,659
Cross Mortgage Trust, Series 2025-H6, Class A1 5.181%, (AFC), 7/25/70 144A	1,627,664	1,625
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	219,608	187
EMF-NL BV, Series 2008-APRX, Class A2 2.833%, (EURIBOR 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §, ∞	8,721	10
Federal Home Loan Mortgage Corp., Series 5426, Class CF 4.581%, (US 30 Day Average SOFR plus 0.900%), 12/15/50	1,626,048	1,618
Federal National Mortgage Association, Series 2003-W6, Class F 4.132%, (US 30 Day Average SOFR plus 0.465%), 9/25/42	9,178	9
Federal National Mortgage Association, Series 2024-54, Class FC 4.632%, (US 30 Day Average SOFR plus 0.970%), 8/25/54	1,085,913	1,091
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	142,024	41
GCAT Trust, Series 2024-NQM2, Class A1 6.085%, (AFC), 6/25/59 144A Σ	492,131	495

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2019-H20, Class FC 4.283%, (US SOFR 1 Month plus 0.615%), 11/20/69	53,393	53
Government National Mortgage Association, Series 2020-H08, Class FC 4.433%, (US SOFR 1 Month plus 0.765%), 2/20/70	23,400	23
Greystone CRE Notes LLC, Series 2025- FL4, Class A 5.154%, (US SOFR 1 Month plus 1.481%), 1/15/43 144A	2,300,000	2,299
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1 5.021%, (AFC), 2/25/66 144A Σ	4,863,842	4,846
GSR Mortgage Loan Trust, Series 2005- AR6, Class 1A1 5.986%, (CSTR), 9/25/35	32	–π
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	68,320	27
GSR Mortgage Loan Trust, Series 2006- AR1, Class 2A1 4.478%, (CSTR), 1/25/36	641	1
GSR Mortgage Loan Trust, Series 2007- AR1, Class 2A1 3.961%, (CSTR), 3/25/47	5,563	3
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A 4.411%, (US SOFR 1 Month plus 0.735%), (AFC), 11/19/35	2,646	2
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A 4.271%, (US SOFR 1 Month plus 0.595%), (AFC), 6/19/35	4,214	4
HomeBanc Mortgage Trust, Series 2005-1, Class A1 4.293%, (US SOFR 1 Month plus 0.615%), 3/25/35	1,939	2
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A 4.233%, (US SOFR 1 Month plus 0.555%), 11/25/35	658,629	617
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 4.757%, (CSTR), 10/25/34	9,791	9
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A 4.273%, (US SOFR 1 Month plus 0.595%), (AFC), 7/25/35	838	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A 4.393%, (US SOFR 1 Month plus 0.715%), 7/25/35	6,401	5
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1 5.252%, (CSTR), 10/25/35	4,236	3
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 5.320%, (CSTR), 7/25/35	2,015	2

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares /Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 4.869%, (CSTR), 6/25/37	23,732	18
JP Morgan Mortgage Trust, Series 2024-5, Class A11 4.912%, (US 30 Day Average SOFR plus 1.250%), (AFC), 11/25/54 144A	753,262	755
LoanCore Issuer, Ltd., Series 2022-CRE7, Class A 5.222%, (US 30 Day Average SOFR plus 1.550%), 1/17/37 144A	683,868	681
Luminent Mortgage Trust, Series 2006-6, Class A1 4.193%, (US SOFR 1 Month plus 0.515%), 10/25/46	486,392	452
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 5.115%, (CSTR), 5/25/36	4,875	5
MF1, Series 2022-FL8, Class A 5.027%, (US SOFR 1 Month plus 1.350%), 2/19/37 144A	374,895	375
Mill City Mortgage Loan Trust, Series 2018-1, Class A1 3.250%, (AFC), 5/25/62 144A	43,709	44
New Residential Mortgage Loan Trust, Series 2021-NQ1R, Class A3 1.198%, (AFC), 7/25/55 144A	411,637	377
New Residential Mortgage Loan Trust , Series 2023-NQM1, Class A1A 6.864%, (AFC), 10/25/63 144A ∑	2,167,124	2,183
OBX Trust, Series 2023-NQM8, Class A1 7.045%, (AFC), 9/25/63 144A ∑	1,495,698	1,504
OBX Trust, Series 2023-NQM9, Class A1 7.159%, (AFC), 10/25/63 144A ∑	2,611,722	2,631
OBX Trust, Series 2024-HYB2, Class A1 3.703%, (CSTR), 4/25/53 144A	2,192,740	2,183
OBX Trust, Series 2024-NQM8, Class A1 6.233%, (AFC), 5/25/64 144A ∑	553,479	558
Pretium Mortgage Credit Partners Trust, Series 2026-NPL3, Class A1 8.968%, (AFC), 2/25/56 144A ∑	494,861	491
Project Cashmere, Class A1 4.543%, 12/30/57 144A AUD ∞,Æ	25,200,000	17,387
PRPM Trust, Series 2023-NQM2, Class A1 6.250%, (AFC), 8/25/68 144A ∑	1,763,478	1,766
PRPM Trust, Series 2024-6, Class A1 5.699%, (AFC), 11/25/29 144A ∑	844,539	845
PRPM Trust, Series 2024-NQM1, Class A1 6.265%, (AFC), 12/25/68 144A ∑	592,641	596
PRPM Trust, Series 2024-NQM2, Class A1 6.327%, (AFC), 6/25/69 144A ∑	663,496	669
PRPM Trust, Series 2024-NQM3, Class A1 5.228%, (AFC), 8/25/69 144A ∑	1,948,977	1,945
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1 4.173%, (US SOFR 1 Month plus 0.495%), 8/25/36	2,677	3
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1 4.173%, (US SOFR 1 Month plus 0.495%), 9/25/36	8,485	8

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,311,462	867
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2 4.753%, (US SOFR 1 Month plus 1.075%), 1/25/36	20,931	20
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A 4.435%, 11/25/63 144A	1,178,012	1,176
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3 4.768%, (US SOFR 1 Month plus 1.090%), 12/25/35	19,301	19
Starwood Commercial Mortgage Trust, Series 2025-FL4, Class A 5.127%, (US SOFR 1 Month plus 1.450%), 11/19/42 144A	3,000,000	2,998
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1 4.113%, (US SOFR 1 Month plus 0.435%), 10/25/35	22,029	21
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2 5.148%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	164,507	142
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1 4.153%, (US SOFR 1 Month plus 0.475%), (AFC), 7/25/46	94,376	85
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1 4.443%, (US SOFR 1 Month plus 0.765%), 12/25/35	3,385	3
Towd Point Mortgage Trust, Series 2015-4, Class B2 4.057%, (CSTR, AFC), 4/25/55 144A	2,500,000	2,438
Towd Point Mortgage Trust, Series 2017-2, Class M1 3.750%, (AFC), 4/25/57 144A	2,066,355	2,046
Towd Point Mortgage Trust, Series 2024-4, Class A1A 4.546%, (AFC), 10/27/64 144A	1,721,630	1,723
Uniform Mortgage Backed Security TBA 4.000%, 6/25/52	8,900,000	8,391
4.500%, 4/13/56	6,600,000	6,369
4.500%, 6/11/56	20,400,000	19,653
5.000%, 4/14/55	20,700,000	20,413
5.000%, 5/13/56	19,300,000	19,010
6.000%, 5/15/54	28,500,000	29,016
6.000%, 6/11/56	900,000	916
6.500%, 6/13/47	77,700,000	80,299
Verus Securitization Trust, Series 2023-4, Class A1 5.811%, (AFC), 5/25/68 144A ∑	470,816	470
Verus Securitization Trust, Series 2023-7, Class A1 7.070%, (AFC), 10/25/68 144A ∑	1,473,972	1,484

Multi-Sector Bond Portfolio

Structured Products (39.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2024- INV1, Class A1 6.116%, (AFC), 3/25/69 144A ∑	2,253,332	2,267
Verus Securitization Trust, Series 2024-R1, Class A1 5.218%, 9/25/69 144A	763,913	766
Verus Securitization Trust, Series 2025-12, Class A1FC 4.858%, (AFC), 12/25/70 144A ∑	1,270,442	1,266
Verus Securitization Trust, Series 2025-R2,
Class A1 5.086%, 7/25/67 144A	1,927,764	1,922
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 5.180%, (CSTR, AFC), 2/25/33	332	–π
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.707%, (CSTR), 10/25/36	8,311	7
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 4.365%, (CSTR), 3/25/36	81,842	75
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 4.517%, (CSTR), 8/25/36	4,806	5
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 3.996%, (CSTR), 2/25/37	1,832	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2 4.559%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	186,780	157
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 6.578%, (CSTR), 7/25/37	16,961	16
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A2 5.439%, 11/15/57	3,300,000	3,372
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3 5.920%, (AFC), 11/15/57	2,600,000	2,700
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 6.086%, (CSTR), 4/25/36	11,995	12
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 5.865%, (CSTR), 11/25/37	9,888	9

Total		310,220

Total Structured Products (Cost: $541,337)		538,582

Bank Loan Obligations (4.7%)
Albion Financing 3 SARL 5.029%, (EURIBOR 3 Month ACT/360 plus 3.000%), 5/21/31 EUR ∞	1,400,000	1,612
Amentum Holdings, Inc. 5.668%, (US SOFR 1 Month plus 2.000%), 9/29/31	1,033,500	1,033

Bank Loan Obligations (4.7%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations Continued
AmSurg Corp. First Out 11.641%, (US SOFR 3 Month plus 7.875%), 7/20/26 Æ,Þ	290,897	291
AmSurg Corp. Last Out 11.641%, (US SOFR 3 Month plus 7.875%), 11/3/28 Þ	1,095,478	1,128
Avolon TLB Borrower 1 US LLC 5.425%, (US SOFR 1 Month plus 1.750%), 6/24/30	1,143,769	1,145
Bank of Industry, Ltd. 3.724%, (EURIBOR 3 Month ACT/360 plus 1.700%), 8/23/27 EUR ∞	2,250,000	2,588
Charter Communications Operating LLC 5.911%, (US SOFR 3 Month plus 2.250%), 12/15/31	561,099	561
Columbus McKinnon Corp. 7.200%, (US SOFR 3 Month plus 3.500%), 2/3/33	883,024	879
Cotiviti, Inc. 6.418%, (US SOFR 1 Month plus 2.750%), 5/1/31	2,842,218	2,613
Finastra USA, Inc. 7.671%, (US SOFR 3 Month plus 4.000%), 9/15/32	2,000,000	1,875
First Student Bidco, Inc. 5.950%, (US SOFR 3 Month plus 2.250%), 8/15/30	994,924	991
Fortress Intermediate 3, Inc. 6.669%, (US SOFR 1 Month plus 3.000%), 6/27/31	1,382,553	1,370
GFL Environmental Services, Inc. 6.166%, (US SOFR 3 Month plus 2.500%), 3/3/32	721,375	721
Global Medical Response, Inc. 7.170%, (US SOFR 3 Month plus 3.500%), 10/1/32	399,000	397
Goat Holdco LLC 6.168%, (US SOFR 1 Month plus 2.500%), 1/27/32	1,176,560	1,174
INEOS US Finance LLC 6.668%, (US SOFR 1 Month plus 3.000%), 2/7/31	101,933	87
6.918%, (US SOFR 1 Month plus 3.250%), 2/18/30	794,960	691
ION Platform Finance US, Inc. 7.450%, (US SOFR 3 Month plus 3.750%), 10/7/32	1,400,000	1,119
Kaseya, Inc. 6.918%, (US SOFR 1 Month plus 3.250%), 3/22/32	992,500	924
LifePoint Health, Inc. 7.152%, (US SOFR 3 Month plus 3.500%), 5/19/31	283,592	283
7.422%, (US SOFR 3 Month plus 3.750%), 5/19/31	191,530	192
Modena Buyer LLC 7.917%, (US SOFR 3 Month plus 4.250%), 7/1/31	635,016	568
Newfold Digital Holdings Group, Inc. 7.269%, (US SOFR 1 Month plus 7.000%), 4/30/29	1,971,235	1,280

Multi-Sector Bond Portfolio

Bank Loan Obligations (4.7%)	Shares /Par +	Value $ (000’s)

Bank Loan Obligations continued
9.419%, (US SOFR 1 Month plus 5.750%), 4/30/29	109,117	82
Numericable US LLC 10.547%, (US SOFR 3 Month plus 6.875%), 5/31/31	1,381,029	1,382
OCS Group Holdings, Ltd. 8.980%, (SONIO plus 5.250%), 11/28/31 GBP ∞	1,000,000	1,313
Paradigm Parent LLC 8.200%, (US SOFR 3 Month plus 4.500%), 4/16/32	1,592,000	1,309
Petco Health & Wellness Co., Inc. 7.950%, (US SOFR 3 Month plus 4.250%), 2/3/31	1,200,000	1,170
Polaris Newco LLC 7.928%, (US SOFR 3 Month plus 4.000%), 6/2/28	1,073,980	942
Qnity Electronics, Inc. 5.668%, (US SOFR 1 Month plus 2.000%), 11/1/32	698,250	696
QualityTech LP 7.173%, (US SOFR plus 3.500%), 10/30/31	1,386,000	1,379
QuidelOrtho Corp. 7.668%, (US SOFR 1 Month plus 4.000%), 8/20/32	1,592,499	1,589
Quikrete Holdings, Inc. 5.918%, (US SOFR 1 Month plus 2.250%), 2/10/32	1,287,000	1,284
Republic of Panama 3.886%, (EURIBOR 6 Month ACT/360 plus 1.750%), 3/5/27 EUR ∞,Æ	1,900,000	2,198
Republic of Turkey 8.315%, (EURIBOR 6 Month ACT/360 plus 6.210%), 4/27/31 EUR ∞,Æ	1,700,000	2,052
Restaurant Brands International 5.418%, (US SOFR 1 Month plus 1.750%), 9/20/30	2,256,947	2,250
Rockpoint Gas Storage Partners LP 6.200%, (US SOFR 3 Month plus 2.500%), 9/18/31	1,282,018	1,283
Setanta Aircraft Leasing DAC 5.450%, (US SOFR 3 Month plus 1.750%), 11/5/28	1,400,000	1,405
SOCAR Turkey Enerji AS 5.558%, (EURIBOR 6 Month ACT/360 plus 3.450%), 8/11/26 EUR ∞	5,800,000	6,704
Standard Industries, Inc. 5.425%, (US SOFR 1 Month plus 1.750%), 9/22/28	375,725	375
Station Casinos LLC 5.668%, (US SOFR 1 Month plus 2.000%), 3/14/31	1,176,000	1,175
Stepstone Group MidCo 2 GmbH 6.599%, (EURIBOR 6 Month ACT/360 plus 4.500%), 4/26/32 EUR ∞	1,650,000	1,661
Stonepeak Nile Parent LLC 5.917%, (US SOFR 3 Month plus 2.250%), 4/9/32	1,197,250	1,194
TransDigm, Inc. 5.918%, (US SOFR 1 Month plus 2.250%), 3/22/30	698,246	698

Bank Loan Obligations (4.7%)	Shares/ Par +	Value $ (000’s)

Bank Loan Obligations continued
US Renal Care, Inc. 8.782%, (US SOFR 1 Month plus 5.000%), 6/28/28	984,810	924
9.668%, (US SOFR 1 Month plus 6.000%), 9/25/30 Æ	5,400,000	5,502
9.675%, (US SOFR 1 Month plus 6.000%), 9/25/30 Æ	675,000	668
VEON Amsterdam 7.902%, (US SOFR 3 Month plus 4.250%), 3/25/27 Æ	950,000	945
Wand NewCo 3, Inc. 6.168%, (US SOFR 1 Month plus 2.500%), 1/30/31	852	1

Total		63,703

Total Bank Loan Obligations (Cost: $64,721)		63,703

Warrants (0.0%)
Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. *,Æ	7,627	1
Spirit Airlines, Inc. 144A*,Æ	5,499	–π

Total		1

Total Warrants (Cost: $162)		1

Short-Term Investments (7.1%)

Energy (0.0%)
Petroleos de Venezuela SA 6.000%, 11/15/26§,j	43,000	15

Total		15

Financial (0.1%)
Samhallsbyggnadsbolaget I Norden Holding
AB 2.375%, 8/4/26 EUR §,∞	600,000	687
SBA Communications Corp. 3.875%, 2/15/27	1,500,000	1,485

Total		2,172

Governments (0.5%)
South Africa Treasury Bill 0.000%, 5/6/26 ZAR ∞	14,900,000	875
0.000%, 5/20/26 ZAR ∞	13,500,000	791
0.000%, 8/5/26 ZAR ∞	21,500,000	1,241
0.000%, 8/19/26 ZAR ∞	15,500,000	892
US Treasury Bill 0.000%, 4/14/26b	313,000	312
0.000%, 4/21/26	3,000	3
0.000%, 4/23/26b	400,000	399
0.000%, 4/28/26b	479,000	478
0.000%, 4/30/26b	300,000	299
0.000%, 5/5/26b	500,000	498
0.000%, 5/7/26b	100,000	100
0.000%, 5/26/26	68,000	68
0.000%, 6/9/26b	200,000	199
0.000%, 6/11/26b	100,000	99
0.000%, 6/30/26b	300,000	297
Venezuela Government International Bond 11.750%, 10/21/26§,j	25,000	13

Total		6,564

Multi-Sector Bond Portfolio

Short-Term Investments (7.1%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements (6.5%)
Canadian Imperial Bank of Commerce, 2.230%, 4/9/26 (Purchased on 3/11/26, to be repurchased at CAD 10,016,496, collateralized by a Province of Quebec Government Bond, 3.100%, due 12/1/51, par and fair value of CAD 13,449,000 and CAD 10,126,425, respectively) CAD∞	10,000,000	7,189
Citigroup Global Markets, Inc., 3.660%, 4/1/26 (Purchased on 3/31/26, to be repurchased at $7,800,793, collateralized by a US Treasury Bill, 0.000%, due 5/26/26, par and fair value of $8,003,300 and $7,958,722, respectively)	7,800,000	7,800

Short-Term Investments (7.1%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Deutsche Bank Securities, Inc., 3.720%, 4/2/26 (Purchased on 3/30/26, to be repurchased at $72,915,066, collateralized by a US Treasury Bond, 4.500%, due 2/15/44, par and fair value of $77,450,200 and $74,025,779, respectively)	72,900,000	72,900

Total		87,889

Total Short-Term Investments (Cost: $96,752)		96,640

Total Investments (113.5%) (Cost: $1,583,698)@		1,543,627

Other Assets, Less Liabilities (-13.5%)		(183,362)

Net Assets (100.0%)		1,360,265

Reverse Repurchase

Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Allwyn Entertainment Financing UK PLC	Morgan Stanley And Co. LLC	1.000%	3/24/26	Open	EUR	(195)	$(225)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.	Morgan Stanley And Co. LLC	3.550%	3/19/26	5/1/26	USD	(1,231)	(1,231)
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.	Barclays Bank PLC	3.000%	3/19/26	5/1/26	USD	(921)	(921)
Colombia Government International Bond	Morgan Stanley And Co. LLC	3.490%	3/26/26	4/10/26	USD	(174)	(174)
Discovery Global Holdings, Inc.	Morgan Stanley And Co. LLC	3.490%	3/27/26	4/10/26	USD	(283)	(283)
Federal Republic of Nigeria	Morgan Stanley And Co. LLC	3.490%	3/27/26	4/10/26	USD	(524)	(524)
Intralot Capital Luxembourg SA	BNP Paribas SA	1.600%	3/27/26	Open	EUR	(396)	(457)
ION Platform Finance US, Inc.	Morgan Stanley And Co. LLC	3.490%	3/27/26	4/10/26	USD	(131)	(131)
IPD 3 BV	Barclays Bank PLC	1.650%	2/9/26	Open	EUR	(1,577)	(1,823)
Panama Government International Morgan Stanley And Co. Bond LLC		3.150%	12/11/25	Open	USD	(1,364)	(1,364)
Serbia International Bond	Barclays Bank PLC	3.450%	12/11/25	Open	USD	(870)	(870)
TeamSystem SpA	Morgan Stanley And Co. LLC	1.550%	3/24/26	Open	EUR	(946)	(1,093)
Tesco Property Finance 6 PLC	JP Morgan Securities PLC	3.500%	3/30/26	Open	GBP	(396)	(524)
Turkiye Government International Bond	Morgan Stanley And Co. LLC	3.490%	3/26/26	4/10/26	USD	(374)	(374)
							$(9,994)

Multi-Sector Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	58,100	581	6/26	$77,517	$(923)	$46
Euro-Bund Future	Long	EUR	4,100	41	6/26	5,942	(149)	9
Euro-Buxl Future	Long	EUR	2,400	24	6/26	3,059	(37)	19
Euro-Oat Future	Short	EUR	6,100	61	6/26	8,368	266	(19)
Euro-Schatz Future	Long	EUR	41,100	411	6/26	50,237	(410)	(6)
Five-Year US Treasury Note Future	Long	USD	66,300	663	6/26	71,723	(482)	93
Long Gilt Future	Long	GBP	18,600	186	6/26	21,613	(1,242)	25
Ten-Year Canada Government Bond Future	Long	CAD	4,300	43	6/26	3,710	(74)	15
Ten-Year US Treasury Note Future	Long	USD	28,900	289	6/26	32,093	(657)	68
Two-Year US Treasury Note Future	Long	USD	59,000	295	6/26	61,196	(455)	23
Ultra Long-Term US Treasury Bond Future	Long	USD	17,200	172	6/26	20,049	(579)	38
Ultra Ten-Year US Treasury Note Future	Long	USD	80,000	800	6/26	90,813	(1,695)	238
US Treasury Long Bond Future	Short	USD	600	6	6/26	683	22	(2)
							$(6,415)	$547

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day USD-SOFR	3.000%	3/27	4,800	USD	$31	$1	$32	$(1)
Compounded-OIS 1-Day USD-SOFR	3.250%	6/30	34,300	USD	263	195	458	(33)
Compounded-OIS 1-Day USD-SOFR	3.750%	12/30	23,600	USD	(520)	379	(141)	(24)
Compounded-OIS 1-Day USD-SOFR	3.908%	3/35	500	USD	–	(3)	(3)	–π
Compounded-OIS 1-Day USD-SOFR	3.874%	3/35	800	USD	–	(4)	(4)	(1)
Compounded-OIS 1-Day USD-SOFR	3.899%	3/35	800	USD	–	(5)	(5)	(1)
Compounded-OIS 1-Day USD-SOFR	3.905%	3/35	800	USD	–	(5)	(5)	(1)
Compounded-OIS 1-Day USD-SOFR	3.250%	3/35	35,600	USD	2,142	(606)	1,536	(25)
Compounded-OIS 1-Day USD-SOFR	3.930%	3/35	1,600	USD	–	(14)	(14)	(1)
Compounded-OIS 1-Day USD-SOFR	3.250%	6/35	14,400	USD	603	47	650	(9)
Compounded-OIS 1-Day USD-SOFR	3.640%	8/35	6,000	USD	12	80	92	(3)
Compounded-OIS 1-Day USD-SOFR	3.700%	8/35	6,100	USD	(5)	70	65	(4)
Compounded-OIS 1-Day USD-SOFR	3.715%	8/35	10,272	USD	25	72	97	(6)
Compounded-OIS 1-Day USD-SOFR	3.736%	8/35	35,200	USD	–	275	275	(23)
Compounded-OIS 1-Day USD-SOFR	3.750%	12/35	9,000	USD	(25)	102	77	(5)
Compounded-OIS 1-Day USD-SOFR	3.500%	12/54	3,100	USD	21	317	338	16
Compounded-OIS 1-Day USD-SOFR	3.250%	6/55	7,600	USD	994	169	1,163	41
Compounded-OIS 6-Month CZK-PRIBOR	3.575%	7/30	70,795	CZK	47	52	99	(9)
6-Month EURIBOR	3.000%	9/56	7,450	EUR	135	43	178	(46)
					$3,723	$1,165	$4,888	$(135)

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Year BRL-CDI	13.926%	1/27	6,400	BRL	$–	$(9)	$(9)	$1
1-Year BRL-CDI	13.927%	1/27	50,900	BRL	$–	$(74)	$(74)	$11
1-Year BRL-CDI	12.820%	1/29	15,600	BRL	–	(50)	(50)	17
1-Year BRL-CDI	12.905%	1/29	3,400	BRL	–	(11)	(11)	4
1-Year BRL-CDI	13.258%	1/29	28,900	BRL	–	(53)	(53)	31
1-Year BRL-CDI	13.291%	1/29	33,700	BRL	–	(98)	(98)	36
1-Year BRL-CDI	13.320%	1/29	3,600	BRL	–	(10)	(10)	4
1-Year BRL-CDI	13.320%	1/29	30,800	BRL	2	(64)	(62)	33
1-Year BRL-CDI	12.867%	1/31	25,000	BRL	–	(106)	(106)	31
1-Year BRL-CDI	13.015%	1/31	13,200	BRL	–	(43)	(43)	17
1-Year BRL-CDI	13.245%	1/31	2,300	BRL	–	(4)	(4)	3
1-Year BRL-CDI	13.255%	1/31	18,400	BRL	(4)	(30)	(34)	24
1-Year BRL-CDI	13.435%	1/31	1,000	BRL	–	(1)	(1)	1
1-Year BRL-CDI	13.440%	1/31	1,000	BRL	–	(1)	(1)	1
1-Year BRL-CDI	13.560%	1/31	2,300	BRL	–	(1)	(1)	3
1-Year BRL-CDI	13.681%	1/31	12,700	BRL	(3)	6	3	17
1-Year BRL-CDI	13.725%	1/31	600	BRL	–	–	–π	1
3-Month ZAR-JIBAR	6.770%	3/28	14,800	ZAR	–	(9)	(9)	1
6-Month	4.750%	12/33	45,700	AUD	248	(572)	(324)	111
AUD-BBR-BBSW 6-Month	4.250%	3/36	10,200	AUD	25	(463)	(438)	43
AUD-BBR-BBSW 6-Month CZK-PRIBOR	3.365%	11/29	78,900	CZK	(25)	(95)	(120)	8
6-Month EURIBOR	2.250%	9/28	18,925	EUR	(180)	(98)	(278)	5
6-Month EURIBOR	2.750%	9/36	11,940	EUR	(29)	(394)	(423)	39
CAONREPO	2.500%	6/29	8,000	CAD	(171)	116	(55)	10
CAONREPO	2.500%	12/30	3,900	CAD	(1)	(46)	(47)	6
					$(138)	$(2,110)	$(2,248)	$458

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	0.676%	16,491	USD	$(151)	$189	$38	$2
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	0.563%	490	USD	(10)	13	3	3
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	0.652%	4,200	USD	(116)	140	24	33
Markit CDX Emerging Markets Index, Series 39	1.000%	6/28	1.296%	600	USD	(17)	13	(4)	(1)
Markit CDX Emerging Markets Index, Series 40	1.000%	12/28	1.010%	10,200	USD	(251)	248	(3)	64
Markit CDX Emerging Markets Index, Series 41	1.000%	6/29	1.115%	3,200	USD	(76)	65	(11)	20
Markit CDX Emerging Markets Index, Series 42	1.000%	12/29	1.203%	4,500	USD	(93)	62	(31)	30
Markit CDX Emerging Markets Index, Series 43	1.000%	6/30	1.346%	400	USD	(12)	7	(5)	2

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 44	1.000%	12/30	1.471%	6,500	USD	$(132)	$3	$(129)	$31
Markit CDX Emerging Markets Index, Series 45	1.000%	6/31	1.936%	6,200	USD	(266)	5	(261)	34
Markit CDX North America High Yield Index, Series 43	5.000%	12/29	3.214%	8,341	USD	437	45	482	58
Markit CDX North America High Yield Index, Series 44	5.000%	6/30	3.374%	594	USD	40	(5)	35	5
Markit CDX North America High Yield Index, Series 45	5.000%	12/30	3.649%	64,548	USD	4,259	(860)	3,399	551
Markit CDX North America High Yield Index, Series 46	5.000%	6/31	3.857%	18,100	USD	709	158	867	160
Markit CDX North America Investment Grade Index, Series 44	1.000%	6/30	0.539%	600	USD	11	–	11	1
Markit CDX North America Investment Grade Index, Series 45	1.000%	12/30	0.587%	53,775	USD	1,111	(158)	953	109
Markit CDX North America Investment Grade Index, Series 46	1.000%	6/31	0.631%	77,300	USD	1,337	(3)	1,334	160
						$6,780	$(78)	$6,702	$1,262

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)		Variation Margin(000’s)
AT&T, Inc.	1.000%	6/26	0.234%	100	USD	$	–π	$–	$	–π	$	–π
Carnival Corp.	1.000%	12/28	0.837%	600	USD		(71)	74		3		1
Ford Motor Co.	5.000%	6/26	0.354%	1,000	USD		2	8		10		–π
Ford Motor Co.	5.000%	6/27	0.747%	300	USD		7	8		15		–π
Ford Motor Co.	5.000%	6/27	0.653%	900	USD		16	31		47		–π
General Electric Co.	1.000%	6/26	0.051%	3,800	USD		2	6		8		–π
General Electric Co.	1.000%	12/26	0.054%	400	USD		1	2		3		–π
Glencore Finance Europe, Ltd.	5.000%	6/31	1.059%	1,000	EUR		168	51		219		3
Glencore Finance Europe, Ltd.	5.000%	12/31	1.163%	500	EUR		91	24		115		2
Marks & Spencer PLC	1.000%	6/27	0.200%	100	EUR		(2)	3		1		–π
Marks & Spencer PLC	1.000%	12/28	0.444%	500	EUR		(16)	24		8		–π
Volkswagen International Finance NV	1.000%	6/29	0.618%	3,100	EUR		24	18		42		2
							$222	$249		$471		$8

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s) Options
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$1,786	$574	$2,360	$(193)	$(27)	$(220)	$–

Multi-Sector Bond Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BNP Paribas SA	AUD	2,046	1,412	4/2/26	$—	$(6)	$(6)
Sell	Barclays Bank PLC	AUD	473	326	4/2/26	10	—	10
Sell	HSBC Bank PLC	AUD	9,344	6,447	4/2/26	191	—	191
Sell	Bank of America NA	AUD	426	294	5/4/26	—	(2)	(2)
Sell	Royal Bank of Canada	AUD	7,771	5,359	5/4/26	—	(17)	(17)
Buy	Bank of America NA	BRL	10,554	2,037	4/2/26	14	—	14
Buy	BNP Paribas SA	BRL	3,982	769	4/2/26	14	—	14
Buy	Goldman Sachs Bank USA	BRL	72,719	14,038	4/2/26	1,060	—	1,060
Buy	BNP Paribas SA	BRL	2,622	503	5/5/26	3	—	3
Buy	Goldman Sachs Bank USA	BRL	73,902	13,979	7/2/26	328	—	328
Sell	BNP Paribas SA	BRL	3,982	768	4/2/26	—	(8)	(8)
Sell	Goldman Sachs Bank USA	BRL	72,719	14,039	4/2/26	—	(328)	(328)
Sell	Bank of America NA	BRL	6	1	6/2/26	—	—π	—π
Sell	Goldman Sachs Bank USA	BRL	17	3	6/2/26	—	—π	—π
Sell	Goldman Sachs Bank USA	BRL	16	3	7/2/26	—	—π	—π
Buy	Barclays Bank PLC	CAD	8,736	6,280	4/2/26	—	(19)	(19)
Sell	Bank of America NA	CAD	8,725	6,273	4/2/26	110	—	110
Sell	BNP Paribas SA	CAD	10,017	7,203	4/9/26	177	—	177
Sell	Barclays Bank PLC	CAD	8,723	6,280	5/4/26	19	—	19
Buy	JP Morgan Chase Bank NA	CHF	563	704	4/2/26	—	(12)	(12)
Sell	Barclays Bank PLC	CHF	1,324	1,656	4/2/26	65	—	65
Sell	JP Morgan Chase Bank NA	CHF	118	148	4/2/26	2	—	2
Sell	Barclays Bank PLC	CHF	876	1,099	5/4/26	—	—π	—π
Buy	Bank of America NA	CNH	552	80	4/2/26	—π	—	—π
Buy	Goldman Sachs Bank USA	CNH	1,513	220	4/2/26	—	(1)	(1)
Buy	HSBC Bank PLC	CNH	1,703	247	4/2/26	—π	—	—π
Buy	JP Morgan Chase Bank NA	CNH	61	9	4/2/26	—π	—	—π
Sell	Bank of America NA	CNH	1,574	229	4/2/26	—	—π	—π
Sell	BNP Paribas SA	CNH	1,103	160	4/2/26	—π	—π	—π
Sell	Goldman Sachs Bank USA	CNH	175	25	4/2/26	—π	—	—π
Sell	JP Morgan Chase Bank NA	CNH	1,035	150	4/2/26	—	—π	—π
Sell	JP Morgan Chase Bank NA	CNH	61	9	5/7/26	—	—π	—π
Buy	BNP Paribas SA	COP	8,927,423	2,421	4/20/26	12	—	12
Sell	Goldman Sachs Bank USA	COP	4,124,634	1,118	4/20/26	—	(23)	(23)
Sell	UBS AG	COP	4,802,789	1,302	4/20/26	—	(22)	(22)
Sell	BNP Paribas SA	COP	8,927,423	2,391	6/17/26	—	(13)	(13)
Sell	UBS AG	COP	32,223,821	8,629	6/17/26	—	(61)	(61)
Sell	Barclays Bank PLC	COP	17,377,521	4,611	7/27/26	—	(34)	(34)
Sell	JP Morgan Chase Bank NA	CZK	1,956	92	4/15/26	—	—π	—π
Sell	UBS AG	CZK	1,491	70	4/15/26	1	—	1
Buy	HSBC Bank PLC	EGP	33,170	583	5/20/26	—	(68)	(68)
Buy	Goldman Sachs Bank USA	EGP	65,848	1,118	8/10/26	—	(195)	(195)
Buy	Bank of America NA	EUR	120,724	139,539	4/2/26	791	—	791
Buy	BNP Paribas SA	EUR	2,680	3,098	4/2/26	11	—	11
Buy	HSBC Bank PLC	EUR	1,092	1,262	4/2/26	—	(5)	(5)
Buy	Bank of America NA	EUR	1,873	2,168	5/4/26	17	—	17
Sell	Barclays Bank PLC	EUR	1,684	1,946	4/2/26	9	—	9
Sell	BNP Paribas SA	EUR	112,855	130,444	4/2/26	2,974	—	2,974
Sell	JP Morgan Chase Bank NA	EUR	9,957	11,509	4/2/26	19	—	19
Sell	Bank of America NA	EUR	120,724	139,752	5/4/26	—	(789)	(789)
Buy	HSBC Bank PLC	GBP	3,301	4,369	4/2/26	—	(11)	(11)
Sell	Barclays Bank PLC	GBP	14,213	18,812	4/2/26	410	—	410
Sell	NatWest Markets PLC	GBP	1,026	1,358	4/2/26	1	—	1

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank PLC	GBP	442	585	5/5/26	$—	$(2)	$(2)
Sell	JP Morgan Chase Bank NA	GBP	11,938	15,800	5/5/26	9	—	9
Buy	BNP Paribas SA	IDR	7,361,373	433	4/13/26	—	(3)	(3)
Buy	BNP Paribas SA	IDR	8,245,507	485	4/16/26	—	(2)	(2)
Buy	BNP Paribas SA	IDR	2,712,320	160	4/17/26	—	—π	—π
Buy	BNP Paribas SA	IDR	30,366,507	1,788	4/27/26	—π	(6)	(6)
Buy	BNP Paribas SA	IDR	11,096,777	654	5/4/26	—	—π	—π
Buy	BNP Paribas SA	IDR	7,316,337	430	6/10/26	—	(4)	(4)
Buy	Goldman Sachs Bank USA	IDR	17,595,031	1,035	6/10/26	—	(7)	(7)
Buy	JP Morgan Chase Bank NA	IDR	1,180,676	69	6/10/26	—	—π	—π
Sell	Goldman Sachs Bank USA	IDR	4,030,389	237	6/10/26	2	—	2
Buy	BNP Paribas SA	ILS	766	244	4/6/26	2	—	2
Buy	JP Morgan Chase Bank NA	ILS	989	315	4/6/26	—	(6)	(6)
Buy	Bank of America NA	ILS	94	30	6/10/26	—	—π	—π
Sell	BNP Paribas SA	ILS	3,027	963	4/6/26	17	—	17
Sell	Goldman Sachs Bank USA	ILS	3,276	1,043	4/13/26	11	—	11
Sell	BNP Paribas SA	ILS	765	244	5/5/26	—	(2)	(2)
Sell	Bank of America NA	ILS	1,562	498	6/10/26	9	—	9
Sell	Barclays Bank PLC	ILS	1,989	634	6/10/26	12	—	12
Sell	BNP Paribas SA	ILS	1,241	396	6/10/26	2	—	2
Sell	UBS AG	ILS	2,953	941	6/10/26	15	—	15
Sell	Bank of America NA	ILS	2,679	854	6/17/26	13	—	13
Sell	UBS AG	ILS	1,592	507	6/17/26	11	—	11
Buy	Barclays Bank PLC	INR	710,675	7,505	4/7/26	—	(199)	(199)
Buy	JP Morgan Chase Bank NA	INR	61,714	652	4/7/26	—	(16)	(16)
Buy	Bank of America NA	INR	87,652	933	4/24/26	1	—	1
Buy	JP Morgan Chase Bank NA	INR	669,040	7,119	4/24/26	74	—	74
Buy	BNP Paribas SA	INR	135,368	1,438	5/6/26	7	—	7
Sell	Bank of America NA	INR	87,496	924	4/7/26	8	—	8
Sell	Goldman Sachs Bank USA	INR	6,361	67	4/7/26	3	—	3
Sell	JP Morgan Chase Bank NA	INR	679,459	7,175	4/7/26	18	(6)	12
Sell	BNP Paribas SA	INR	115,628	1,230	4/24/26	—	(3)	(3)
Sell	BNP Paribas SA	INR	68,960	731	5/6/26	—	(2)	(2)
Sell	Goldman Sachs Bank USA	INR	52,483	557	5/6/26	—	(1)	(1)
Buy	Bank of America NA	JPY	83,373	525	4/2/26	—	(11)	(11)
Buy	HSBC Bank PLC	JPY	501,933	3,162	4/2/26	—	(63)	(63)
Buy	Bank of America NA	JPY	338,946	2,142	5/7/26	11	—	11
Buy	HSBC Bank PLC	JPY	244,340	1,544	5/7/26	12	—	12
Sell	Bank of America NA	JPY	339,970	2,142	4/2/26	—	(11)	(11)
Sell	HSBC Bank PLC	JPY	245,081	1,544	4/2/26	—	(12)	(12)
Buy	BNP Paribas SA	KRW	100,393	67	4/13/26	—	(1)	(1)
Buy	BNP Paribas SA	KRW	100,830	67	4/15/26	1	—	1
Buy	BNP Paribas SA	KRW	111,752	74	4/16/26	—	(1)	(1)
Buy	BNP Paribas SA	KRW	29,864	20	4/17/26	—	—π	—π
Buy	BNP Paribas SA	KRW	67,731	45	4/20/26	—π	—	—π
Buy	Bank of America NA	KRW	74,644	50	4/23/26	—	—π	—π
Sell	BNP Paribas SA	KRW	100,835	67	4/13/26	—	(1)	(1)
Sell	Bank of America NA	KRW	174,569	116	4/15/26	3	—	3
Sell	HSBC Bank PLC	KRW	1,189,112	791	4/15/26	22	—	22
Sell	BNP Paribas SA	KRW	198,391	132	4/27/26	—π	—	—π
Sell	JP Morgan Chase Bank NA	KRW	135,093	90	4/27/26	—π	—	—π
Buy	BNP Paribas SA	KWD	9	28	6/17/26	—	—π	—π
Buy	BNP Paribas SA	KWD	9	29	6/30/26	—	—π	—π
Buy	BNP Paribas SA	KWD	26	85	7/7/26	—	(1)	(1)
Buy	BNP Paribas SA	KWD	35	114	7/13/26	—	(1)	(1)
Sell	BNP Paribas SA	KWD	595	1,962	5/9/30	88	—	88
Sell	BNP Paribas SA	KWD	65	215	5/13/30	10	—	10

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs Bank USA	KZT	396,265	798	7/16/26	$62	$—	$62
Buy	JP Morgan Chase Bank NA	KZT	412,492	820	8/24/26	42	—	42
Buy	JP Morgan Chase Bank NA	MXN	149,554	8,337	4/17/26	134	—	134
Buy	JP Morgan Chase Bank NA	MXN	80,497	4,474	5/21/26	—	(17)	(17)
Sell	Bank of America NA	MXN	8,242	457	6/17/26	3	—	3
Sell	BNP Paribas SA	MXN	36,356	2,016	6/17/26	64	—	64
Sell	Goldman Sachs Bank USA	MXN	1,500	83	6/17/26	1	—	1
Sell	JP Morgan Chase Bank NA	MXN	6,561	363	6/17/26	2	—	2
Buy	HSBC Bank PLC	NOK	3,969	410	4/7/26	4	—	4
Sell	Barclays Bank PLC	NOK	622	64	4/7/26	1	—	1
Sell	HSBC Bank PLC	NOK	3,351	346	4/7/26	3	—	3
Sell	HSBC Bank PLC	NOK	3,970	410	5/4/26	—	(4)	(4)
Sell	UBS AG	NZD	9,803	5,633	4/2/26	238	—	238
Sell	UBS AG	NZD	9,803	5,639	5/4/26	—	(37)	(37)
Sell	Goldman Sachs Bank USA	PEN	25,410	7,274	6/17/26	269	—	269
Buy	Barclays Bank PLC	PLN	4,950	1,334	4/15/26	—	(41)	(41)
Buy	BNP Paribas SA	PLN	5,263	1,418	4/15/26	—	(43)	(43)
Buy	HSBC Bank PLC	PLN	756	204	4/15/26	—	(6)	(6)
Buy	JP Morgan Chase Bank NA	PLN	1,044	281	4/15/26	—	(7)	(7)
Buy	UBS AG	PLN	8,191	2,207	4/15/26	—	(55)	(55)
Buy	UBS AG	PLN	958	258	4/22/26	—	(7)	(7)
Sell	Bank of America NA	PLN	3,339	900	4/15/26	5	(1)	4
Sell	BNP Paribas SA	PLN	1,651	445	4/15/26	13	—π	13
Sell	JP Morgan Chase Bank NA	PLN	1,002	270	4/15/26	—π	—π	—π
Buy	BNP Paribas SA	SEK	7,495	792	4/2/26	—	(33)	(33)
Sell	JP Morgan Chase Bank NA	SEK	5,540	585	4/2/26	7	—	7
Buy	BNP Paribas SA	SGD	4,998	3,888	4/2/26	2	(10)	(8)
Buy	HSBC Bank PLC	SGD	2,395	1,863	4/2/26	—	(1)	(1)
Buy	JP Morgan Chase Bank NA	SGD	3,157	2,456	4/2/26	8	—	8
Sell	JP Morgan Chase Bank NA	SGD	10,549	8,205	4/2/26	166	—	166
Sell	BNP Paribas SA	SGD	4,987	3,888	5/4/26	10	(2)	8
Sell	HSBC Bank PLC	SGD	2,390	1,863	5/4/26	—π	—	—π
Sell	JP Morgan Chase Bank NA	SGD	3,150	2,456	5/4/26	—	(8)	(8)
Buy	Goldman Sachs Bank USA	THB	18,818	571	4/16/26	—	(2)	(2)
Buy	Barclays Bank PLC	THB	32	1	4/20/26	—	—π	—π
Buy	BNP Paribas SA	THB	33	1	4/20/26	—	—π	—π
Buy	BNP Paribas SA	THB	4,126	125	5/5/26	—	(1)	(1)
Sell	BNP Paribas SA	THB	30,103	914	4/16/26	25	—	25
Sell	BNP Paribas SA	THB	5,184	157	4/17/26	3	—	3
Sell	BNP Paribas SA	THB	16,213	492	4/20/26	5	—	5
Sell	Goldman Sachs Bank USA	THB	34	1	4/20/26	—π	—	—π
Sell	HSBC Bank PLC	THB	22,889	695	4/20/26	26	—	26
Sell	BNP Paribas SA	THB	6,583	200	4/23/26	—π	—	—π
Sell	Goldman Sachs Bank USA	THB	18,785	573	6/17/26	—π	—π	—π
Buy	Barclays Bank PLC	TRY	7,537	170	4/1/26	—π	—	—π
Buy	Barclays Bank PLC	TRY	11,014	248	4/2/26	1	—	1
Buy	Barclays Bank PLC	TRY	12,024	270	4/3/26	3	—	3
Buy	Barclays Bank PLC	TRY	17,823	398	4/9/26	6	—	6
Buy	Barclays Bank PLC	TRY	4,557	101	4/13/26	1	—	1
Buy	Barclays Bank PLC	TRY	4,226	94	4/14/26	1	—	1
Buy	Barclays Bank PLC	TRY	4,235	94	4/16/26	1	—	1
Buy	Barclays Bank PLC	TRY	8,898	197	4/17/26	2	—	2
Buy	Barclays Bank PLC	TRY	51,323	1,130	4/20/26	10	—	10
Buy	Barclays Bank PLC	TRY	29,223	642	4/21/26	4	—	4
Buy	Barclays Bank PLC	TRY	8,952	196	4/22/26	1	—	1
Buy	Barclays Bank PLC	TRY	5,967	131	4/24/26	1	—	1
Buy	Barclays Bank PLC	TRY	4,308	94	4/28/26	1	—	1

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	TRY	62,297	1,355	4/29/26	$3	$—	$3
Buy	Barclays Bank PLC	TRY	8,919	194	4/30/26	2	—	2
Buy	Barclays Bank PLC	TRY	5,195	112	5/4/26	1	—	1
Buy	Barclays Bank PLC	TRY	102,351	2,210	5/5/26	—π	(5)	(5)
Buy	Barclays Bank PLC	TRY	12,596	272	5/6/26	—π	—	—π
Sell	Barclays Bank PLC	TRY	710	16	4/1/26	—	—π	—π
Sell	Barclays Bank PLC	TRY	4,144	93	4/2/26	—	(1)	(1)
Sell	Barclays Bank PLC	TRY	12,104	272	4/3/26	—	(5)	(5)
Sell	Barclays Bank PLC	TRY	11,896	266	4/9/26	—	(5)	(5)
Sell	Barclays Bank PLC	TRY	11,960	266	4/13/26	—	(5)	(5)
Sell	Barclays Bank PLC	TRY	4,184	93	4/16/26	—	(1)	(1)
Sell	Barclays Bank PLC	TRY	9,010	199	4/17/26	—	(4)	(4)
Sell	Barclays Bank PLC	TRY	43,720	963	4/20/26	—	(13)	(13)
Sell	Barclays Bank PLC	TRY	71	2	4/21/26	—	—π	—π
Sell	Barclays Bank PLC	TRY	9,085	199	4/22/26	—	(4)	(4)
Sell	Barclays Bank PLC	TRY	6,060	133	4/24/26	—	(3)	(3)
Sell	Barclays Bank PLC	TRY	4,282	93	4/28/26	—	(1)	(1)
Sell	Barclays Bank PLC	TRY	6,106	133	4/29/26	—	(3)	(3)
Sell	Barclays Bank PLC	TRY	9,168	199	4/30/26	—	(4)	(4)
Buy	BNP Paribas SA	TWD	4,566	143	4/13/26	—π	—π	—π
Buy	JP Morgan Chase Bank NA	TWD	2,507	78	4/13/26	—	—π	—π
Buy	BNP Paribas SA	TWD	2,156	67	4/16/26	—	—π	—π
Buy	BNP Paribas SA	TWD	642	20	4/17/26	—π	—	—π
Buy	BNP Paribas SA	TWD	10,253	320	4/20/26	—π	—	—π
Buy	Bank of America NA	TWD	10,209	319	4/23/26	—	(1)	(1)
Buy	BNP Paribas SA	TWD	20,967	654	4/27/26	—	(2)	(2)
Sell	JP Morgan Chase Bank NA	TWD	2,494	78	4/13/26	—π	—	—π
Sell	BNP Paribas SA	TWD	28,008	873	5/4/26	—	(3)	(3)
Sell	Bank of America NA	ZAR	14,912	880	4/20/26	—π	(1)	(1)
Sell	Barclays Bank PLC	ZAR	61,723	3,643	4/20/26	60	(1)	59
Sell	JP Morgan Chase Bank NA	ZAR	79,325	4,682	4/20/26	69	—	69
Sell	BNP Paribas SA	ZAR	15,089	889	5/6/26	—	(37)	(37)
Sell	Bank of America NA	ZAR	13,198	777	5/20/26	—	(14)	(14)
Sell	Goldman Sachs Bank USA	ZAR	21,940	1,284	8/5/26	—	(53)	(53)
Sell	Bank of America NA	ZAR	15,002	877	8/19/26	—	(16)	(16)
						$7,859	$(2,432)	$5,427

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Ecuador Government International Bond	JP Morgan Chase Bank NA	5.000%	6/27	2.178%	USD	900	$27	$3 $	30
Republic of Argentina	Barclays Bank PLC	5.000%	12/26	2.754%	USD	550	10	(1)	9
Republic of Argentina	Morgan Stanley Capital Services LLC	5.000%	12/26	2.754%	USD	475	9	(1)	8
Republic of Argentina	Morgan Stanley Capital Services LLC	5.000%	6/27	3.980%	USD	650	(60)	67	7
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.025%	USD	5,700	(125)	118	(7)
Republic of Poland	JP Morgan Chase Bank NA	1.000%	6/29	0.446%	USD	2,000	17	17	34

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Republic of Turkey	Morgan Stanley Capital Services LLC	1.000%	12/28	2.228%	USD	3,000	$(126)	$33	$(93)
Softbank Group Corp.	Goldman Sachs International	1.000%	6/26	1.662%	USD	3,600	(4)	(1)	(5)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	0.369%	USD	300	–π	1	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	0.445%	USD	100	–π	1	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/28	0.581%	USD	100	(1)	2	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/28	0.669%	USD	300	(2)	4	2

							$(255)	$243	$(12)

Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Markit CDX iTraxx Europe Crossover Index	BNP Paribas SA	5.000%	12/30	0.916%	EUR	900	$190	$(12)	$178
Markit CDX iTraxx Europe Crossover Index	Goldman Sachs International	5.000%	12/30	0.916%	EUR	800	159	–π	159
Markit CDX iTraxx Europe Crossover Index	JP Morgan Chase Bank NA	5.000%	12/30	0.916%	EUR	3,300	694	(40)	654

							$1,043	$(52)	$991

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$ 7,859	$ 1,084	$ 8,943	$ (2,432)	—	$ (105)	$ (2,537)

Restricted Securities

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

AmSurg Corp.			11/2/23	$ 396	$ 417	0.03%
Corestate Capital Holding SA			8/22/23	–π	–π	–%
DrillCo Holding Lux SA - Class B			6/8/23	54	62	0.01%
DrillCo Holding Lux SA - Class C			6/8/23	484	556	0.04%
Turkiye Is Bankasi AS, Series 2024-H	6.55%	11/15/34	9/18/24	1,250	1,219	0.09%
VakifBank DPR, Series 2025-E, Class 4A2	6.83%	3/15/35	1/31/25	2,000	2,022	0.15%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing

Multi-Sector Bond Portfolio

Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
π	Amount is less than one thousand.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026 the value of these securities (in thousands) was $570,710 representing 42.0% of the net assets.

f	Defaulted Security - not accruing income as of the date of this report.
b	Part or all of the security has been pledged as collateral.
∞	Foreign Bond - par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2026, the aggregate value of these securities was $167,110 (in thousands), representing 12.3% of net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
Þ

PIK - Payment In Kind. PIK rate of AmSurg Corp. First Out is 8.875%, AmSurg Corp. Last Out is 8.875%, Corestate Capital Holding SA is 10.000%, Kaisa Group Holdings, Ltd. due 12/28/27, 12/28/28, 12/28/29, 12/28/30, 12/28/31, 12/28/32 is 6.000%, 6.250%, 6.500%, 6.750%, 7.000%, and 7.250%, respectively.

y	Contingent convertible security
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,585,023 and the net unrealized depreciation of investments based on that cost was $41,586 which is comprised of $44,598 aggregate gross unrealized appreciation and $86,184 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Bank Loan Obligations	$ —	$ 52,047	$ 11,656
Common Stocks
Consumer, Cyclical	3	—	—
Real Estate	—	41	—π
All Others	—	—	1,176
Convertible Corporate Bonds	—	—	—
Corporate Bonds
Basic Materials	—	11,853	520
Financial	—	144,846	4,629
All Others	—	344,678	—
Governments
Governments	—	334,048	630
Municipal Bonds	—	2,277	—
Structured Products
Asset Backed Securities	—	228,362	—
Mortgage Securities	—	292,833	17,387
Short-Term Investments	—	96,640	—
Other Financial Instruments^
Futures	288	—	—
Forward Foreign Currency Contracts	—	7,859	—
Interest Rate Swaps	—	5,063	—
Credit Default Swaps	—	8,701	—
Warrants	—	—	1

Total Assets:	$291	$1,529,248	$ 35,999

Liabilities:
Other Financial Instruments^
Futures	(6,703)	—	—
Forward Foreign Currency Contracts	—	(2,432)	—
Interest Rate Swaps	—	(2,423)	—
Credit Default Swaps	—	(549)	—
Reverse Repurchase Agreements	—	(9,994)	—

Total Liabilities:	$(6,703)	$(15,398)	$ —

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2026.

Multi-Sector Bond Portfolio

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the period ended March 31, 2026:

Category	Value at 12/31/2025	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Value at 3/31/2026	Change in Unrealized Appreciation/ Depreciation on investments held at 3/31/2026
Bank Loan Obligations	$10,995	$673	$-	$-	$(12)	$-	$-	$11,656	$(13)
Common Stocks	1,419	-	219	(21)	(3)	-	-	1,176	(2)
Corporate Bond	5,326	-	-	-	(177)	-	-	5,149	(176)
Governments	-	622	-	-	8	-	-	630	8
Structured Products	16,817	-	-	-	570	-	-	17,387	570
Warrants	1	-	-	-	-	-	-	1	-

	$34,558	$1,295	$219	$(21)	$386	$-	$-	$35,999	$387

The following is a summary of significant unobservable inputs used in the fair valuations of assets categorized within Level 3 of the fair value hierarchy:

Category	Value at 3/31/2026	Valuation Techniques	Unobservable Inputs	Input values	Weighted Average
Bank Loan Obligations	$291	Comparable Multiple	EBITDA Multiple	16.360x	-
	11,365	Discounted Cash Flow	Discount Rate	4.740% -9.620%	8.192%
Common Stocks	417	Comparable Multiple	EBITDA Multiple	16.360x	-
	-	Expected Recovery	Price	-	-
	-	Expected Recovery Indicative Market	Recovery Rate	-	-
	759	Quotation	Broker Quote	$15.000-23.000	$21.514
Corporate Bonds	4,404	Discounted Cash Flow	Discount Rate	6.270% -6.920%	6.593%
	745	Third Party Vendor	Expected Recovery	$5.000	-
Governments	630	Proxy Pricing	Base Price	$100.000	-
Structured Products	17,387	Recent Transaction Indicative Market	Purchase Price	$100.000	-
Warrants	1	Quotation	Broker Quote	$0.080	-

	$35,999

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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